1933 Act File No. 333-
1940 Act File No. 811-22890

As filed with the Securities and Exchange Commission on September 19, 2013

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
PRE-EFFECTIVE AMENDMENT NO. [  ]
POST-EFFECTIVE AMENDMENT NO. [  ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
AMENDMENT NO. [  ]
(CHECK APPROPRIATE BOX OR BOXES)

SANTANDER AM FUNDS TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

2 MORRISSEY BOULEVARD
DORCHESTER, MA 02125
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 379-4329

XIOMARA CORRAL
SANTANDER AM FUNDS TRUST
2 MORRISSEY BOULEVARD
DORCHESTER, MA 02125
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MICHAEL S. CACCESE
CLAIR E. PAGNANO
K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

If appropriate, check the following box: [  ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion Dated September 19, 2013

The information in this Prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission.  The securities described herein may not be sold until the registration statement becomes effective. This Prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

SANTANDER SELECT CONSERVATIVE FUND

Share Class	Ticker Symbol
Class A
Class C
Class I

SANTANDER SELECT MODERATE FUND

Share Class	Ticker Symbol
Class A
Class C
Class I

SANTANDER SELECT GROWTH FUND

Share Class	Ticker Symbol
Class A
Class C
Class I

PROSPECTUS

[ ]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

This Prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

SANTANDER AM FUNDS TRUST

TABLE OF CONTENTS
Page
FUND SUMMARIES

Santander Select Conservative Fund
Santander Select Moderate Fund
Santander Select Growth Fund

MORE INFORMATION ON INVESTMENT STRATEGIES

Additional Investment Practices
Risks of Investing
Disclosure of Portfolio Holdings

MANAGEMENT AND ORGANIZATION

Investment Adviser
Portfolio Managers
Distributor and Transfer Agent

SHAREHOLDER INFORMATION

Purchasing Shares
Restrictions on Excessive Trading and Market Timing
Choosing a Share Class
Payments to Financial Intermediaries
Sales Charges
Distribution and Service Fees
Redeeming Shares
Shareholder Account Features
Exchange Privilege
Reinvestment Privilege
Telephonic and Electronic Transactions
“Street Name” Accounts
Procedures for Opening New Accounts
Account Questions

TAXATION

FINANCIAL HIGHLIGHTS

PRIVACY POLICY

USEFUL SHAREHOLDER INFORMATION	Back Cover

FUND SUMMARIES

Santander Select Conservative Fund

Investment Objective

The Fund is a fund of funds and its investment objective is to seek a high level of current income with some consideration given to growth of capital. The Fund’s Board of Trustees may change this investment objective without shareholder approval.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest over a 13-month period, at least $[  ] in Santander funds.  More information about these and other discounts is available from your financial professional and in the "Shareholder Information" Section beginning on page __ of this prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	[ ]%	[]%	[ ]
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[ ]	[ ]%	[ ]
Maximum Account fee (for accounts under $500)	$[ ]	$[ ]	$[ ]

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)	Class A	Class C	Class I
Management Fee	[ ]%	[ ]%	[ ]%
Distribution/Service (12b-1 Fees)	[ ]%	[ ]%	[ ]
Other Expenses(1)	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%

(1)	"Other expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Class C Shares:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Class I Shares:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  It is estimated that during the Fund’s first fiscal year, the portfolio turnover rate will be [  ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as fund of funds and pursues it investment objective primarily by investing in other funds—the “Underlying Funds.”  Except as otherwise described below, the Fund normally invests approximately [80]% of its assets in Underlying Funds that invest primarily in fixed-income securities and approximately [20]% in Underlying Funds that invest primarily in equity securities. Variations in the target percentage allocation between Underlying Funds that invest primarily in equity securities and Underlying Funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately [20]% of assets in equity Underlying Funds and [80]% in fixed-income Underlying Funds, the Fund may have an equity/fixed income Underlying Fund allocation ranging between [10%/90%] and [30%/70%].

The Fund may invest in various Underlying Funds that as a group hold a wide range of fixed-income and equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government issued, domestic and international securities.

The Underlying Funds are primarily open-end mutual funds that are not affiliated with the Fund or its adviser, Santander Asset Management USA, LLC (“Santander” or the “Adviser”).  In addition, the Fund may invest in exchange-traded funds (“ETFs”) that are not affiliated with the Fund or its Adviser, including ETFs that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.  The Fund retains the flexibility to invest in closed-end funds, unit investment trusts, private investment companies (hedge funds) and foreign investment companies that are not affiliated with the Fund or its Adviser, provided that the Adviser deems any such investment to be consistent with the Fund’s investment objective.

The portfolio managers determine and monitor the combination and allocation to the Underlying Funds they believe will allow the Fund to achieve its investment objective. The Fund will, under normal market conditions, adhere to the asset class limitations described above. Asset allocations may differ from the targeted range due to the market fluctuations and other factors. After the initial allocation, the portfolio managers determine when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The target allocation ranges may be modified due to market action or a portfolio manager recommendation without advance notice to shareholders.

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Fund’s investment objective; when an investment’s performance does not meet the Adviser’s expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the

Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.  When the Fund is invested in this manner, it may not achieve its investment objective.

Principal Investment Risks

The Fund is a “fund of funds.” The Fund is subject to the risks associated with each of the Underlying Funds. Additionally, the operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the Fund. The Fund directly bears its annual operating expenses and indirectly bears the annual operating expenses of each of the Underlying Funds in proportion to its allocation.

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which a Fund invests.

Allocation risk. The Fund’s ability to achieve its investment objective depends upon the portfolio managers’ skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, Underlying Fund or other issuer is incorrect.

Underlying Fund Risk.  None of the Underlying Funds are or will be affiliated with the Fund or the Adviser. Therefore, investment decisions by the investment adviser of the Underlying Funds are made independently of the Fund and the Fund's Adviser. The investment adviser of one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another Underlying Fund. The result of this would be an indirect expense to the Fund without accomplishing any investment purpose.

Investment Company Risk. Any investment in an open-end or closed-end investment company involves risk and, although the Fund invests in a number of Underlying Funds, this practice does not eliminate investment risk. The value of shares of an Underlying Fund will go up and down in response to changes in the value of its portfolio holdings.

Exchange Traded Fund Risk. ETFs  are not managed in the traditional sense, using economic, financial and market analysis, and the adverse financial situation of an issuer will not directly result in its elimination from the index. In addition, investments in ETFs involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of ETFs may trade at a market discount.

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Debt Security Risk. The values of debt securities are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Foreign Securities Risk. The Fund’s indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries.

Small-Cap Company Risk. Investments in small-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies.

Performance

This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.  Because the Fund has not commenced operations as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser

Santander Asset Management USA, LLC is the investment adviser of the Fund.  In rendering investment advisory services, the Adviser expects to use the resources of [ ], an affiliate of the Adviser, through a participating affiliates arrangement.

Portfolio Managers

[  ] and [  ] (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund.

Buying and Selling Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about buying and selling Fund shares, and financial intermediary compensation, please turn to the “Purchasing Shares”, “Redeeming Shares”, “Redeeming Your Shares” and “Payments to Financial Intermediaries” sections of the Prospectus.

Santander Select Moderate Fund
Investment Objective

The Fund is a fund of funds and its investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The Fund’s Board of Trustees may change this investment objective without shareholder approval.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest over a 13-month period, at least $[  ] in Santander funds.  More information about these and other discounts is available from your financial professional and in the "Shareholder Information" Section beginning on page __ of this prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	[ ]%	[ ]%	[ ]
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[ ]	[ ]%	[ ]
Maximum Account fee (for accounts under $[ ])	$[ ]	$[ ]	$[ ]

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)	Class A	Class C	Class I
Management Fee	[ ]%	[ ]%	[ ]%
Distribution/Service (12b-1 Fees)	[ ]%	[ ]%	[ ]
Other Expenses(1)	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%

(1)	"Other expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Class C Shares:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Class I Shares:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions.  If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  It is estimated that during the Fund’s first fiscal year, the portfolio turnover rate will be [  ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as fund of funds and pursues it investment objective primarily by investing in other funds—the “Underlying Funds.”  Except as otherwise described below, the Fund normally invests approximately [50]% of its assets in Underlying Funds that invest primarily in fixed-income securities and approximately [50]% of its assets in Underlying Funds that invest primarily in equity securities. Variations in the target percentage allocation between Underlying Funds that invest primarily in equity securities and Underlying Funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately [50]% of its assets in equity Underlying Funds and [50]% of its assets in fixed-income Underlying Funds, the Fund may have an equity/fixed-income Underlying Funds allocation ranging between [60%/40%] and [40%/60%].

The Fund may invest in various Underlying Funds that as a group hold a wide range of fixed-income and equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government issued, domestic and international securities.

The Underlying Funds are primarily open-end mutual funds that are not affiliated with the Fund or its adviser, Santander Asset Management USA, LLC (“Santander” or the “Adviser”).  In addition, the Fund may invest in exchange-traded funds (“ETFs”) that are not affiliated with the Fund or its Adviser, including ETFs that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.  The Fund retains the flexibility to invest in closed-end funds, unit investment trusts, private investment companies (hedge funds) and foreign investment companies that are not affiliated with the Fund or its Adviser, provided that the Adviser deems any such investment to be consistent with the Fund’s investment objective.

The portfolio managers determine and monitor the combination and allocation to the Underlying Funds they believe will allow the Fund to achieve its investment objective. The Fund will, under normal market conditions, adhere to the asset class limitations described above. Asset allocations may differ from the targeted range due to the market fluctuations and other factors. After the initial allocation, the portfolio managers determine when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The target allocation ranges may be modified due to market action or a portfolio manager recommendation without advance notice to shareholders.

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Fund’s investment objective; when an investment’s performance does not meet the Adviser’s expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.  When the Fund is invested in this manner, it may not achieve its investment objective.

Principal Investment Risks

The Fund is a “fund of funds.” The Fund is subject to the risks associated with each of the Underlying Funds. Additionally, the operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the Fund. The Fund directly bears its annual operating expenses and indirectly bears the annual operating expenses of each of the Underlying Funds in proportion to its allocation.

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which a Fund invests.

Allocation risk. The Fund’s ability to achieve its investment objective depends upon the portfolio managers’ skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, Underlying Fund or other issuer is incorrect.

Underlying Fund Risk.  None of the Underlying Funds are or will be affiliated with the Fund or the Adviser. Therefore, investment decisions by the investment adviser of the Underlying Funds are made independently of the Fund and the Fund's Adviser. The investment adviser of one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another Underlying Fund. The result of this would be an indirect expense to the Fund without accomplishing any investment purpose.

Investment Company Risk. Any investment in an open-end or closed-end investment company involves risk and, although the Fund invests in a number of Underlying Funds, this practice does not eliminate investment risk. The value of shares of an Underlying Fund will go up and down in response to changes in the value of its portfolio holdings.

Exchange Traded Fund Risk. ETFs are not managed in the traditional sense, using economic, financial and market analysis, and the adverse financial situation of an issuer will not directly result in its elimination from the index. In addition, investments in ETFs involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of ETFs may trade at a market discount.

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Debt Security Risk. The values of debt securities are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Foreign Securities Risk. The Fund’s indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries.

Small-Cap Company Risk. Investments in small-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies.

Performance

This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.  Because the Fund has not commenced operations as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser

Santander Asset Management USA, LLC is the investment adviser of the Fund.  In rendering investment advisory services, the Adviser expects to use the resources of [ ], an affiliate of the Adviser, through a participating affiliates arrangement.

Portfolio Managers

[  ] and [  ] (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund.

Buying and Selling Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about buying and selling Fund shares, and financial intermediary compensation, please turn to the “Purchasing Shares”, “Redeeming Shares”, “Redeeming Your Shares” and “Payments to Financial Intermediaries” sections of the Prospectus.

Santander Select Growth Fund

Investment Objective

The Fund is a fund of funds and its investment objective is to seek long-term growth of capital. Current income is not a consideration. The Fund’s Board of Trustees may change this investment objective without shareholder approval.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest over a 13-month period, at least $[  ] in Santander funds.  More information about these and other discounts is available from your financial professional and in the "Shareholder Information" Section beginning on page __ of this prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	[ ]%	[ ]%	[ ]
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[ ]	[ ]%	[ ]
Maximum Account fee (for accounts under $[ ])	$[ ]	$[ ]	$[ ]

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)	Class A	Class C	Class I
Management Fee	[ ]%	[ ]%	[ ]%
Distribution/Service (12b-1 Fees)	[ ]%	[ ]%	[ ]
Other Expenses(1)	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%

(1)	"Other expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Class C Shares:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Class I Shares:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  It is estimated that during the Fund’s first fiscal year, the portfolio turnover rate will be [  ]% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as fund of funds and pursues it investment objective primarily by investing in other funds—the “Underlying Funds.”  Except as otherwise described below, the Fund normally invests approximately [20]% of its assets in Underlying Funds that invest primarily in fixed-income securities and approximately [80]% in Underlying Funds that invest primarily in equity securities. Variations in the target percentage allocation between Underlying Funds that invest primarily in equity securities and Underlying Funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately [80]% of assets in equity Underlying Funds and [20]% in fixed-income Underlying Funds, the Fund may have an equity/fixed income Underlying Fund allocation ranging between [90%/10%] and [70%/30]%.

The Fund may invest in various Underlying Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts.

The Underlying Funds are primarily open-end mutual funds that are not affiliated with the Fund or its adviser, Santander Asset Management USA, LLC (“Santander” or the “Adviser”).  In addition, the Fund may invest in exchange-traded funds (“ETFs”) that are not affiliated with the Fund or its Adviser, including ETFs that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.  The Fund retains the flexibility to invest in closed-end funds, unit investment trusts, private investment companies (hedge funds) and foreign investment companies that are not affiliated with the Fund or its Adviser, provided that the Adviser deems any such investment to be consistent with the Fund’s investment objective.

The portfolio managers determine and monitor the combination and allocation to the Underlying Funds they believe will allow the Fund to achieve its investment objective. The Fund will, under normal market conditions, adhere to the asset class limitations described above. Asset allocations may differ from the targeted range due to the market fluctuations and other factors. After the initial allocation, the portfolio managers determine when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The target allocation ranges may be modified due to market action or a portfolio manager recommendation without advance notice to shareholders.

The Adviser may sell a security or redeem shares of an Underlying Fund given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Fund’s investment objective; when an investment’s performance does not meet the Adviser’s expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.  When the Fund is invested in this manner, it may not achieve its investment objective.

Principal Investment Risks

The Fund is a “fund of funds.” The Fund is subject to the risks associated with each of the Underlying Funds. Additionally, the operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the Fund. The Fund directly bears its annual operating expenses and indirectly bears the annual operating expenses of each of the Underlying Funds in proportion to its allocation.

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which a Fund invests.

Allocation risk. The Fund’s ability to achieve its investment objective depends upon the portfolio managers’ skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, Underlying Fund or other issuer is incorrect.

Underlying Fund Risk.  None of the Underlying Funds are or will be affiliated with the Fund or the Adviser. Therefore, investment decisions by the investment adviser of the Underlying Funds are made independently of the Fund and the Fund's Adviser. The investment adviser of one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another Underlying Fund. The result of this would be an indirect expense to the Fund without accomplishing any investment purpose.

Investment Company Risk. Any investment in an open-end or closed-end investment company involves risk and, although the Fund invests in a number of Underlying Funds, this practice does not eliminate investment risk. The value of shares of an Underlying Fund will go up and down in response to changes in the value of its portfolio holdings.

Exchange Traded Fund Risk. ETFs  are not managed in the traditional sense, using economic, financial and market analysis, and the adverse financial situation of an issuer will not directly result in its elimination from the index. In addition, investments in ETFs involve risks similar to investments in closed-end funds including, but not limited to, the possibility that the shares of ETFs may trade at a market discount.

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Debt Security Risk. The values of debt securities are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Foreign Securities Risk. The Fund’s indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries.

Small-Cap Company Risk. Investments in small-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies.

Performance

This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.  Because the Fund has not commenced operations as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser

Santander Asset Management USA, LLC is the investment adviser of the Fund.  In rendering investment advisory services, the Adviser expects to use the resources of [ ], an affiliate of the Adviser, through a participating affiliates arrangement.

Portfolio Managers

[  ] and [  ] (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund.

Buying and Selling Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about buying and selling Fund shares, and financial intermediary compensation, please turn to the “Purchasing Shares”, “Redeeming Shares”, “Redeeming Your Shares” and “Payments to Financial Intermediaries” sections of the Prospectus.

IMPORTANT INFORMATION REGARDING FUND SHARES

You may purchase or redeem Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders for the Fund shares are processed at the net asset value next calculated after an order is received by the Fund.

You may conduct transactions by mail ([address]), or by telephone at 1-800-xxx-xxxx. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. You may also purchase, exchange or redeem Fund shares through your dealer or financial advisor.

Purchase Minimums for all Share Classes

The minimum initial purchase or exchange into a Fund is $[  ] for Class A and Class C shares and $[  ] for Class I shares (waived in certain circumstances). [There is no minimum for subsequent investments.]

Tax Information

If your shares are not held in a tax-deferred account, Fund distributions are subject to federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund and the Fund’s distributor or its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Santander Select Conservative Fund: To seek a high level of current income with some consideration given to growth of capital.

Santander Select Moderate Fund: To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Santander Select Growth Fund: To seek long-term growth of capital. Current income is not a consideration.

The Board of Trustees (the “Board”) of a Fund can change the Fund’s investment objective and strategy without shareholder approval.

Each Fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 100% of its assets in Underlying Funds.

Variations in the target percentage allocation between Underlying Funds that invest primarily in equity securities and Underlying Funds that invest primarily in fixed-income securities are permitted up to 10%. Although variations beyond the 10% range are generally not permitted, the Adviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect a Fund or to achieve its investment objective.

Within the prescribed percentage allocation, the Adviser selects the percentage level to be maintained in specific Underlying Funds. The Adviser may from time to time change the allocation in specific Underlying Funds or rebalance the Underlying Funds. To maintain target allocation in the Underlying Funds, daily cash flows for a Fund will be directed to its Underlying Funds that most deviate from target.

The Funds may invest in various Underlying Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the Funds invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Each Fund will invest primarily in unaffiliated open-end investment companies (commonly known as mutual funds). In addition to investing in such mutual funds, each Fund retains the flexibility to invest in other pooled investment vehicles, including exchange-traded funds, closed-end funds, unit investment trusts, private investment companies (hedge funds) and foreign investment companies that are not affiliated with the Fund or its Adviser, provided that the Adviser deems any such investment to be consistent with such Fund’s investment objective.  The Fund may also invest directly in derivatives instruments, such as [options on equity index futures, interest rate swaps and foreign currency forward contracts.]

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Funds offer three distinct, investment programs designed for differing investment orientations. Each Fund has a target percentage allocation between two kinds of Underlying Funds: those that invest primarily in equity securities and those that invest primarily in fixed-income securities.

Target allocation among Underlying Funds (%)

	Equity Underlying Funds	Fixed-Income Underlying Funds
Fund Name
Santander Select Conservative Fund	20	80
Santander Select Moderate Fund	50	50
Santander Select Growth Fund	80	20

The Funds offer a number of share classes, which have different expense and distribution or shareholder services arrangements. Each Fund, however, generally invests in Class NAV shares of the Underlying Funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees.

Each Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for each Fund will be directed to its Underlying Funds that most deviate from target allocations. The Adviser may from time to time rebalance each Fund’s investment allocation to maintain its target allocations. Adjustments may be made to increase or reduce the percentage of assets invested in any specific Underlying Funds held by a Fund or to increase or reduce the percentage of the Fund’s assets subject to the management of a particular Underlying Fund’s Adviser. In addition, changes to the Fund’s investments may be made to reflect changes in the investment environment or to increase or decrease a Fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities.

The investment performance of each Fund will reflect the Adviser’s allocation decisions with respect to the Underlying Funds and the investment decisions made by the Underlying Funds’ adviser.

Temporary defensive investing

Each Fund may invest up to 100% of its assets in cash/cash equivalents or money market instruments for the purpose of:

●	meeting redemption requests,
●	making other anticipated cash payments or
●	protecting such Fund in the event the Adviser determines that market, economic, political or other conditions warrant a defensive posture.
To the extent that a Fund is in a defensive position, its ability to achieve its investment objective will be limited.

Asset allocation management

Subject to these limitations, the Funds may at any time invest any percentage of its assets in any of the different investments described in the Funds’ principal investment strategies. The Adviser may from time to time adjust the percentage of assets invested in any specific investment held by a Fund. Such adjustments may be made, for example, to increase or decrease a Fund’s holdings of particular asset classes, to adjust Fund quality or the duration of fixed-income securities or to increase or reduce the percent of a Fund’s assets subject to the management of a particular Underlying Fund’s adviser. In addition, changes may be made to reflect changes in the investment environment.

Other permitted investments

Subject to Section 12(d)(1)(F) of the 1940 Act, which among other things limits the Funds’ aggregate investment in an Underlying Fund to no more than 3% of the total outstanding stock of Underlying Fund, a Fund may directly:

●
Purchase shares of other registered open-end and closed-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).

●
Purchase shares of other registered open-end and closed-end investment companies (and registered unit investment trusts) where the Adviser is not the same as, or affiliated with, the Adviser to the Fund, including ETFs.

●	Invest up to 15% of its net assets in illiquid securities of entities such as limited partnerships and other pooled investment vehicles, such as hedge funds.
●	Invest up to 10% in a single Underlying Fund.
●	Invest up to 15% in Underlying Funds managed by the same investment adviser.
The Funds may use various investment strategies such as hedging and other related transactions. For example, a Fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging

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various market risks and managing the effective maturity or duration of debt instruments held by the Fund. In addition, these strategies may be used to gain exposure to a particular security or securities market.

Principal risks

Below are descriptions of the factors that may play a role in shaping the Funds’ overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about Fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the Funds’ Statement of Additional Information (“SAI”).

Principal Risks of Investing in the Funds

Active management risk

A Fund is subject to active management risk because it relies on the Adviser’ ability to pursue the Fund’s objective. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a Fund invests in those securities, its performance depends on the ability of the Adviser to choose securities that perform better than securities that are included in the benchmark.

Allocation risk

A Fund’s ability to achieve its investment goal depends upon the portfolio managers’ skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, Underlying Fund or other issuer is incorrect.

Fund of funds risk

The Funds rely on Section 12(d)(1)(F) of the 1940 Act, which limits the Funds’ aggregate investment in an Underlying Fund to no more than 3% of the total outstanding stock of Underlying Fund, provided that the offering price of the Funds does not include a sales load greater than 1.5%.  The foregoing notwithstanding, a Fund, in reliance on Rule 12d1-3 under the 1940 Act, may impose a sales charge in excess of 1.5% where the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority pursuant to NASD Rule 2830(d)(3).  Also, in the event that there is a proxy vote with respect to shares of an Underlying Fund purchased and held by a Fund under Section 12(d)(1)(F), then the Fund will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy.  Investments by a Fund in other investment companies entail a number of risks unique to a fund of funds structure.

A Fund’s ability to achieve its investment objective will depend largely on the ability of the Adviser to select the appropriate mix of Underlying Funds. In addition, achieving a Fund’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the Funds or the Underlying Funds will achieve their investment objectives.

A Fund is subject to the same risks as the Underlying Funds in which it invests. The Funds invest in Underlying Funds that invest in fixed-income securities (including, in some cases, high-yield securities) and equity securities, including foreign securities, and engages in hedging and other strategic transactions. To the extent that a Fund invests in these securities directly or engages in hedging and other strategic transactions, a Fund will be subject to the same risks.

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Hedging, derivatives and other strategic transactions risk

The ability of a Fund to utilize hedging, derivatives and other strategic transactions successfully will depend in part on its Adviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund’s securities. Even if the Adviser only uses hedging and other strategic transactions in a Fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to such a Fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a Fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a Fund if the counterparty to the transaction does not perform as promised. While the Adviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. The following is a list of certain derivatives and other strategic transactions in which the Funds may invest and the main risks associated with each of them:

●
Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the Underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

●
Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

●
Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

●
Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

●
Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options.

Counterparty risk does not apply to exchange-traded options.

Investment company risk. Any investment in an open-end or closed-end investment company involves risk and, although the Funds invest in a number of Underlying Funds, this practice does not eliminate investment risk. The value of shares of an Underlying Fund will go up and down in response to changes in the value of its portfolio holdings.

Exchange-traded funds (ETF) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of Underlying securities. The risks of owning an ETF generally reflect the risks of owning the Underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Closed-end fund risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value of those shares.

Economic and market events risk

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship, the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. government support

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of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual Funds, emergency measures by the U.S. and foreign governments banning short-selling, measures to address U.S. federal and state budget deficits, debt crises in the eurozone and S&P’s downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on a Fund.

Principal Risks of Investing in the Underlying Funds

By owning shares of Underlying Funds, the Funds indirectly invest, to varying degrees, in equity securities of U.S. companies, including small-and medium-size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that the Funds invest directly in the securities or investments listed below, the Funds will be subject to the same risks. The Funds bear their own expenses and indirectly bear their proportionate share of expenses of the Underlying Funds in which they invest.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of an Underlying Fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies in which the Underlying Fund is invested declines, or if overall market and economic conditions deteriorate. Even an Underlying Fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

An Underlying Fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Underlying Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Preferred and convertible securities risk. Unlike interest on debt securities, described below, preferred stock dividends are payable only if declared by the issuer’s board. Also, preferred stock may be subject to optional or mandatory redemption provisions. The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the Underlying security exceeds the conversion price.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

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Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after an Underlying Fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Underlying Fund’s investments. Underlying Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than Underlying Funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest rating category and lower-rated fixed-income securities is set forth below.

Prepayment of principal. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Investment grade fixed-income securities in the lowest rating category risk. Investment grade fixed-income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Lower-rated fixed-income securities risk and high-yield securities risk

Lower-rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

●
Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

●
Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.

●
Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

●
Dependence on the Adviser’s own credit analysis. While an Underlying Fund’s adviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on such an adviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

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Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange-rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because the Underlying Fund’s adviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what an Underlying Fund’s adviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. An Underlying Fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the Underlying Fund’s adviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the Underlying Fund’s adviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. An Underlying Fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Foreign securities risk

Underlying Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, for lesser-developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect an Underlying Fund’s investments. In the event of nationalization, expropriation or other confiscation, an Underlying Fund could lose its entire investment in a foreign security. All Underlying Funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to Underlying Funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk

Underlying Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than Underlying Funds investing primarily in more-developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on an Underlying Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized, smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material

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information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk

Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of an Underlying Fund’s investments. Currency risk includes both the risk that currencies in which an Underlying Fund’s investments are traded, or currencies in which an Underlying Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates and intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. Certain Underlying Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Underlying Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Underlying Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Underlying Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in an Underlying Fund’s currency exposure being substantially different than that suggested by its securities investments. All Underlying Funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase an Underlying Fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Industry or sector risk

When an Underlying Fund’s investments are concentrated in one or more particular industries or sectors of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated Underlying Funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, an Underlying Fund which invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Issuer risk

An issuer of a security purchased by an Underlying Fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of an Underlying Fund’s investment policies, the market capitalization of a company may be based on its capitalization at the time the Underlying Fund purchases the company’s securities. Market capitalizations of companies change over time. An Underlying Fund may not be obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the Underlying Fund.

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Liquidity risk

An Underlying Fund is exposed to liquidity risk when trading volume, lack of a market maker or legal restrictions impair the Underlying Fund’s ability to sell particular securities or close derivative positions at an advantageous market price. Underlying Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for Underlying Funds that invest in emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. For purposes of an Underlying Fund’s investment policies, the market capitalization of a company may be based on its capitalization at the time the Underlying Fund purchases the company’s securities. Market capitalizations of companies change over time. An Underlying Fund may not be obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the Underlying Fund.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by an Underlying Fund and not the purchase of shares of the Underlying Fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on an Underlying Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Underlying Fund as the Underlying Fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of Underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by an Underlying Fund to

9

differ from the yield calculated on the basis of the average life of the pool. In addition, if an Underlying Fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the Underlying Fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by an Underlying Fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations (CMOs). An Underlying Fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, an Underlying Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Underlying Funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market and other risks associated with a non-diversified Underlying Fund’s investment strategies or techniques may be more pronounced than for Underlying Funds that are “diversified.”

Disclosure of Portfolio Holdings

A description of each Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.  The holdings of each Fund are also disclosed quarterly in filings with the SEC on Form N-Q as of the end of the first and third quarters of such Fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of such Fund’s fiscal year. You can find the SEC filings on the SEC’s website, www.sec.gov.

MANAGEMENT AND ORGANIZATION

Investment Adviser

Santander Asset Management USA, LLC (“Santander” or the “Adviser”) the investment adviser of the Funds, is a newly-registered adviser whose only clients are the Funds.  The Adviser is a direct, wholly-owned subsidiary of [  ] (“Holding Company”), a [ ] incorporated in [ ].  On May 30, 2013, Groupo Santander announced that it entered into a definitive agreement, conditioned upon regulatory and corporate approvals, with affiliates of [Warbus Pincus] and [General Atlantic], each a private equity company, pursuant to which [Warbus Pincus] and [General Atlantic] will jointly own a 50% stake in the Holding Company and the remaining 50% will be owned by Groupo Santander.

As of December 31, 2013, the Adviser’s assets under management were approximately $[  ].

In rendering investment advisory services, the Adviser expects to use the resources of [ ] (“[ ]”), an affiliate of the Adviser.  [ ] is not registered with the SEC as an investment adviser under the Advisers Act.  [ ] has entered into a Memorandum of Understanding ("MOU") with the Adviser pursuant to which [ ] is considered a "Participating Affiliate" of the Adviser as that term is used in relief granted by the staff of the Securities and Exchange Commission (“SEC”) allowing U.S. registered investment advisers to use portfolio management and trading resources of advisory affiliates subject to the supervision of a registered adviser. Investment professionals from [ ] may render portfolio management, research or trading services to clients of the Adviser, including the Fund, as Affiliated Associated Persons of the Adviser under the MOU, and are subject to supervision by the Adviser.

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In return for providing management services to the Funds, each Fund pays the Adviser an annual fee. The following table shows the advisory fee rate that will be paid for each Fund’s initial fiscal year as a percentage of each Fund’s average daily net assets.

Investment Management Fee (as a percentage of average daily net assets)

Santander Select Conservative Fund	[ ]	%
Santander Select Moderate Fund	[ ]	%
Santander Select Growth Fund	[ ]	%

A discussion regarding the basis of the Board’s approval of the investment advisory contract between the Santander AM Funds Trust, on behalf of the Funds, and the Adviser will be available in the Funds’ first annual reports to shareholders.

Portfolio Managers

[    ]

[   ], Co-Portfolio Manager of each Fund, is responsible for the day-to-day management of the Funds and their investments jointly with [  ]. [TBD]

[    ]

[   ], Co-Portfolio Manager of each Fund, is responsible for the day-to-day management of the Funds and their investments jointly with [  ]. [TBD]

More information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of securities in the Funds is included in the SAI.

Distributor and Transfer Agent

[  ] is the Funds’ distributor (“Distributor”). [  ] is the Funds’ transfer agent, administrator and accounting agent (“Transfer Agent”). The Funds compensate the Distributor and Transfer Agent for their services.

Organization

Each Fund is a series of Santander AM Funds Trust, a Delaware statutory trust.  Each Fund offers multiple classes of shares.  Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights.  The Funds do not hold annual shareholder meetings but may hold special meetings for maters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

SHAREHOLDER INFORMATION

How Fund Share Prices Are Calculated

Valuation of Fund Shares

Each Fund values its shares once each day only when the New York Stock Exchange (the "Exchange") is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time).  The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of Fund holdings.  When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order by the close of regular trading on the Exchange in order for the purchase price or the redemption price to be based on that day's net asset value per share.  It is the financial intermediary's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain intermediaries (or their designated intermediaries).  The NAV per share is determined by dividing the value of a Fund’s securities (consisting primarily of shares of other mutual funds), cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets – liabilities / number of outstanding shares = NAV per share).  The NAV per share takes into account the expenses and fees of a Fund, including management, administration and Rule 12b-1 fees, which are accrued daily.

The assets of a Fund consist primarily, if not exclusively, of shares of the Underlying Funds valued at their respective NAVs per share.  There may be situations when a Fund is unable to receive an NAV per share from an Underlying Fund.  In such cases, shares of an Underlying Fund will be valued at their fair market value as

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determined in good faith by the Adviser, pursuant to policies and procedures approved by the Board.  Most Underlying Fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an Underlying Fund, or if the value of a security held by an Underlying Fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded, that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the Underlying Funds’ Boards of Directors or Trustees.  The NAV per share of a Fund will fluctuate with the value of the securities held by the Underlying Funds in which it principally invests.

The Board has adopted procedures for valuing investments and has delegated to the Adviser the daily valuation of such investments.  Pursuant to the procedures, shares of the Underlying Funds are valued at their respective NAVs per share.  To the extent a Fund directly holds securities, exchange-listed securities normally are valued at closing sale prices.  The Adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before portfolio assets are valued which would materially affect net asset value.  A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.  Because foreign securities trade on days when Fund shares are not priced, to the extent the Fund holds such securities directly, their value of securities can change on days when Fund shares cannot be redeemed.  The Adviser expects to fair value domestic securities in limited circumstances, such as when the securities are subject to restrictions on resale.  The Adviser has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the Transfer Agent (see back cover for address).  Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by a Fund’s Transfer Agent.  A Fund’s Transfer Agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value.  If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you.

Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason.   The Funds also do not accept investments from non-U.S. residents, provided that a Fund may accept investments from certain non-U.S. investors at the discretion of the Distributor.  The Funds do not issue share certificates.

Class A and Class C Shares

Your initial investment must be at least $[ ].  After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the Transfer Agent directly to the Transfer Agent (see back cover for address).  Please include your name and account number and the name of the Fund and Class of shares with each investment.  You also may make additional investments by accessing your account via the Santander website at www.[        ].com.  Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested (provided the request is submitted no later than the close of regular trading on the Exchange).  For more information about purchasing shares through the Internet, please call 1-800-xxx-xxxx Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time).

You may make automatic investments of $[ ] or more each month or each quarter from your bank account.  You can establish bank automated investing on the account application or by providing written instructions.  Please call 1-800-xxx-xxxx Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time) for further information.  The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts (other than for Class I), certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Santander, its affiliates and certain Fund service providers (as described in the SAI).

Class I Shares

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Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the Distributor to offer Class I shares through a no-load network or platform.  Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans).  Class I shares also are offered to investment and institutional clients of Santander and its affiliates and certain persons affiliated with Santander and certain Fund service providers.  Your initial investment must be at least $[  ].  Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account.  You may make automatic investments of $[ ] or more each month or each quarter from your bank account.  You can establish bank automated investing on the account application or by providing written instructions.  Please call 1-800-xxx-xxxx  Monday through Friday, 8: 30 a.m. to 5:30 p.m. (eastern time) for further information.

The minimum initial investment is waived for persons affiliated with Santander, its affiliates and certain Fund service providers (as described in the SAI).  The minimum initial investment also is waived for permitted exchanges, individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $[ ] (or is anticipated by the Distributor to reach $[ ]) and for corporations, endowments, foundations and qualified plans with assets of at least $[ ].

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire.  To make an initial investment by wire, you must complete an account application and telephone Santander Shareholder Services at 1-800-xxx-xxxx  to be assigned an account number.  You may request an account application by calling 1-800-xxx-xxxx  Monday through Friday, 8: 30 a.m. to 5:30 p.m. (eastern time).  Shareholder Services must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing

The Funds do not accommodate “market timers.”  The Funds are intended for long-term investors and does not accommodate frequent transactions.  Short-term “market timers” who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all shareholders. Funds that invest in overseas securities, where market timers may seek to take advantage of time zone differences, and funds that invest in small cap and other types of investments which are not frequently traded, may be targets of market timers.

The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm a Fund’s performance. The Board has developed a market timing policy, which takes steps to reduce the frequency and effect of these activities in the Funds. The Funds apply these market timing procedures uniformly to all shareholders of the Funds.  These steps include monitoring trading practices and using fair value pricing. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise their judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

Monitoring Trading Practices

The Funds use a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by the Funds in their sole discretion. To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any purchase order from any shareholder a Fund believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to a Fund. In making this judgment, a Fund may consider trading done in multiple accounts under common ownership or control.  The Funds apply these market timing procedures uniformly to all shareholders of the Funds.

Currently, the Funds reserve the right, in their sole discretion, to identify trading practices as abusive.  The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of a Fund shares to be abusive. In addition, the Funds reserve the right to accept purchases if it believes that such transactions would be consistent with the best interests of a Fund shareholders or this policy.

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The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, a Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions a Fund handles, there can be no assurance that a Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, a Fund’s ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is limited because a Fund does not have simultaneous access to the underlying shareholder account information. However, a Fund attempts to monitor aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.

In compliance with Rule 22c-2 of the 1940 Act, the Funds’ Distributor, on behalf of the Funds, will enter into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide a Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Choosing a Share Class

Each Fund offers different classes of shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices due to differences in class expenses.  A share class also may be subject to a sales charge.  In choosing the class of shares that suits your investment needs, you should consider:

●	how long you expect to own your shares;
●	how much you intend to invest; and
●	the total operating expenses associated with owning each class.

Each investor’s considerations are different.  You should speak with your financial intermediary to help you decide which class of shares is best for you.  Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to [ ].  This charge is deducted from the amount you invest.  The Class A sales charge is reduced for purchases of $[ ] or more.  The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below.  Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below.  Class A shares pay distribution and service fees equal to [ ]% annually of average daily net assets.

Class C shares are offered at net asset value with no front-end sales charge.  If you sell your Class C shares within one year of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”.  The CDSC is deducted from your redemption proceeds.  Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts).  See “CDSC Waivers” under “Sales Charges” below.  Class C shares pay distribution and service fees equal to [ ]% annually of average daily net assets.  Orders for Class C shares of one or more Santander funds will be refused when the total value of the purchase (including the aggregate value of all Santander fund shares held within the purchasing shareholder’s account) is $[ ] or more.  Investors considering cumulative purchases of $[ ] or more, or who, after a purchase of shares, would own shares of Santander funds with a current market value of $[ ] or more, should consider whether another Class of shares would be more advantageous and consult their financial intermediary.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the Distributor to offer Class I shares through a no-load network or platform.  Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above).  Class I shares are also offered to investment and institutional clients of Santander and its affiliates and certain persons affiliated with Santander and certain Fund service providers.  Class I shares do not pay distribution or service fees.

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Payments to Financial Intermediaries

In addition to payments disclosed under “Sales Charges” below, the Adviser or Distributor, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Santander funds in preferred or specialized selling programs.  Payments made by the Distributor to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary.  Financial intermediaries also may receive amounts from the Distributor in connection with educational or due diligence meetings that include information concerning Santander funds.  The Distributor may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Santander funds and are compensated for such services by the Funds.  As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the Distributor or its affiliates.

Investors may be charged a fee if they effect transactions through a financial intermediary. The Funds have authorized one or more financial intermediaries to receive on their behalf purchase and redemption orders. Such financial intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized financial intermediaries or, if applicable, a financial intermediaries’ authorized designee, receives the order. Customer orders will be priced at a Fund’s net asset value next computed after they are received by an authorized financial intermediaries or the financial intermediaries’ authorized designee.

Sales Charges

Class A Front-End Sales Charge

Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment.  The current sales charge schedule is:

Amount of Purchase	Sales Charge* as Percentage of Offering Price	Sales Charge* as Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $50,000	[ %]	[ %]	[ %]
$50,000 but less than $100,000	[ %]	[ %]	[ %]
$100,000 but less than $250,000	[ %]	[ %]	[ %]
$250,000 but less than $500,000	[ %]	[ %]	[ %]
$500,000 but less than $1,000,000	[ %]	[ %]	[ %]
$1,000,000 or more	[ **]	[ **]	[ %]
*  Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**  No sales charge is payable at the time of purchase on investments of $[ ] million or more.  A CDSC of [ ]% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.
[The Distributor may also pay commissions of up to [ ]% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.]

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Reducing or Eliminating Class A Sales Charges

Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or a Fund at the time you purchase shares that you qualify for such a reduction.  If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation

Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Santander fund (based on the current maximum public offering price) plus your new purchase total $[  ] or more.  Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts.  In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation.  Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants.  You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention

Under a statement of intention, purchases of $[ ] or more made over a 13-month period are eligible for reduced sales charges.  Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention.  Under a statement of intention, the Distributor may hold [ ]% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.  A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to tax-deferred retirement plans and deferred compensation plans, and to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the Distributor to offer Class A shares through a no-load network or platform, or self-directed brokerage accounts that may or may not charge transaction fees to customers.   Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans).  Class A shares also are offered at net asset value to investment and institutional clients of Santander and its affiliates; certain persons affiliated with Santander; and to certain fund service providers as described in the SAI.  Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested.  See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge

Class A and Class C shares are subject to a CDSC on certain redemptions.   The CDSC generally is paid to the Distributor.   Class A shares purchased at net asset value in amounts of $[ ] million or more are subject to a [ ]% CDSC if redeemed within 18 months of purchase.  Class C shares are subject to a [ ]% CDSC if redeemed within one year of purchase. CDSCs are based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from CDSC. Redemptions are made first from shares that are not subject to a CDSC.

The sales commission payable to financial intermediaries in connection with sales of Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”).  The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

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Distribution and Service Fees

Class A and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services.  Class C shares pay distribution fees to the Distributor of [ ]% of average daily net assets annually.  Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges.

The Distributor compensates financial intermediaries on sales of Class C shares (except exchange transactions and reinvestments) in an amount equal to [ ]% of the purchase price of the shares.  After the first year, financial intermediaries also receive [ ]% of the value of Class C shares in annual distribution fees.  Class C shares also pay service fees to the Distributor equal to [ ]% of average daily net assets annually.  Class A shares pay distribution and service fees equal to [ ]% of average daily net assets annually.  After the sale of shares, the Distributor receives the Class A distribution and service fees and the Class C service fees for one year and thereafter financial intermediaries generally receive [ ]% annually of average daily net assets based on the value of shares sold by such intermediaries for shareholder servicing performed by such financial intermediaries.  Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Santander website at www.[   ].com and in the SAI.  Please consult the Santander website for any updates to sales charge information before making a purchase of Fund shares.

Redeeming Shares

You can redeem shares in any of the following ways:

By Mail
Send your request to the Transfer Agent. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required.  You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.).  Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted.  You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone
Certain shareholders can redeem by calling 1-800-xxx-xxxx Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $[ ] per account (which may include shares of one or more Santander funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

By Internet
Certain shareholders can redeem by logging on to the Santander website at www.[   ].com. Proceeds of internet redemptions are generally limited to $[ ] per account (which may include shares of one or more Santander funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call 1-800-xxx-xxxx Monday through Friday, 8:30 a.m. to 5:30 p.m. (eastern time).
Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.
If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in proper form (meaning that it is complete and contains all necessary information) by a Fund’s Transfer Agent or your financial intermediary.  Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income and state tax required to be withheld.  Payments will be sent by regular mail.  However, if you have given complete written authorization in

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advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-xxx-xxxx or by sending a Medallion signature guaranteed letter of instruction to the Transfer Agent (see back cover for address).  Certain redemption requests including those involving shares held by certain corporations, trusts or certain other entities and shares that are subject to certain fiduciary arrangements may require additional documentation and may be redeemed only by mail.  You may be required to pay the costs of such transaction by a Fund or your bank.  No costs are currently charged by a Fund.  However, charges may apply for expedited mail delivery services.  Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date.  While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities.  If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Minimum account size

Due to the high cost of maintaining smaller accounts, the Funds reserve the right to redeem shares in any account if, as the result of a withdrawal, the value of that account drops below $[ ]. The Funds also reserve the right to redeem Class I shares held in any account of the Funds if the value of those Class I shares drops below $[ ]. This does not apply to retirement accounts or omnibus accounts. The Santander AM Funds Trust also reserves the right to convert shares in any Class I account of the Funds to Class A shares of the same Fund if the value of that Class I account drops below $[ ]. You will have at least 30 days to make an additional investment to bring the account value to the stated minimum before the redemption is processed.

Shareholder Account Features

Distributions

You may have your Fund distributions paid in one of the following ways:

● Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
● Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.
● Cash Option	Distributions are paid in cash.
● Exchange Option
Distributions are reinvested in additional shares of any class of another Santander fund chosen by you, subject to the terms of that fund’s prospectus.  Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Funds.  From time to time, you may receive the following:

●	Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
●	Periodic account statements, showing recent activity and total share balance.
●	Tax information needed to prepare your income tax returns.
●	Proxy materials, in the event a shareholder vote is required.
●	Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically.  For more information please go to www.[   ].com/edelivery.

The Santander funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics.  A description of these policies and procedures is provided below and additionally in the SAI.  Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

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Each Fund will file with the SEC a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov).  The most recent fiscal quarter-end holdings may also be viewed on the Santander website (www.[   ].com).  Portfolio holdings information that is filed with the SEC is posted on the Santander website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website approximately one month after such month end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) at least quarterly on the Santander website approximately ten business days after the period and each Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

Householding

Householding is a method of delivery in which a single copy of certain shareholder documents are delivered to investors who share the same address and are members of the same family, even if their accounts are registered under different names. Each Fund currently households. If you are no longer interested in householding and would like to have each investor, at the same address, receive individual copies of prospectuses and other shareholder documents, please contact your broker-dealer or call 1-800 xxx-xxxx. We will begin sending your individual copies with the next scheduled mailing.

Withdrawal Plan

You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan.  Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to [ ]% annually of the greater of either the initial account balance or the current account balance.  Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Deferred Retirement Plans

Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege

You may exchange your Fund shares for shares of the same Class of another Santander fund.   For purposes of exchanges among Santander funds, Class A and Class I shares are deemed to be the same as Investor Class and Institutional Class shares, respectively, of other Santander funds.  Exchanges are made at net asset value.  If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate.  For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares. Any class of shares of a fund may be exchanged for any other class of shares of that fund, provided that the shares being exchanged are no longer subject to a CDSC and the conditions for investing in the other class of shares described in the applicable prospectus are satisfied.

Before exchanging, you should read the prospectus of the new fund carefully.  Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus.  If you wish to exchange shares, write to the Transfer Agent (see back cover for address), log on to your account at www.[   ].com or call 1-800-xxx-xxxx.  Periodic automatic exchanges are also available.  The exchange privilege may be changed or discontinued at any time.  You will receive at least 60 days’ notice of any material change to the privilege.  This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason.  For additional information, see “Restrictions on Excessive Trading and Market Timing.” Ordinarily exchanges between different funds are taxable transactions for federal tax purposes, while permitted exchanges of one class for shares of another class of the same fund are not. Shareholders should consult their tax advisors regarding the applicability of federal, state, local and other taxes to transactions in Fund shares.

Reinvestment Privilege

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase.  Reinvestment

19

requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the Transfer Agent that you are reinvesting redemption proceeds in accordance with this privilege.  If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions

You can redeem or (if permitted) exchange shares by telephone as described in this Prospectus.  In addition, certain transactions may be conducted through the Santander website.  The Transfer Agent and the Distributor have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information).  As long as the Transfer Agent and Distributor follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions.  You may decline the telephone redemption option on the account application.  Telephone instructions are recorded.

“Street Name” Accounts

If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its Transfer Agent) will perform all recordkeeping, transaction processing and distribution payments.  Because the Fund does not maintain an account for you , you should contact your financial intermediary to make transactions in shares, make changes in your account, or obtain account information.  You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with a Fund and certain features may be subject to different requirements.  If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts

To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations.  When you open an account, the Transfer Agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number.  You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases.  Other information or documents may be required to open accounts for corporations and other entities.  Federal law prohibits a Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above.  If a person fails to provide the information requested, any application by that person to open a new account will be rejected.  Moreover, if the Transfer Agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities.  If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined.  If a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.  Each Fund has also designated an anti-money laundering compliance officer.

Account Questions

If you have any questions about your account or the services available, please call Santander Shareholder Services at 1-800-xxx-xxxx Monday through Friday, 8: 30 a.m. to 5:30 p.m. (eastern time), or write to the Transfer Agent (see back cover for address).

TAXATION

Each Fund intends to elect to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, a Fund will not be subject to federal income tax on taxable income it distributes to shareholders as required by the tax law and satisfies certain other requirements that are described in the SAI.

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Each Fund intends to make distributions of dividends and capital gains.  For individual shareholders, dividends are taxable to you as ordinary income or as qualified dividend income.  The rate you pay on capital gain distributions will depend on how long a Fund held the securities that generated the gains, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  A portion of ordinary income dividends paid by a Fund may be qualified dividend income eligible for taxation at long-term capital gain rates for individual investors, provided that certain holding period and other requirements are met.  Qualified dividends income, the amount of which will be reported to you by a Fund, is taxed at a maximum rate of 20%.  An additional federal Medicare contribution tax of 3.8% applies to net investment income (which generally will include dividends and capital gains from a Fund) of shareholders with adjusted incomes over $200,000 for single filers and $250,000 for married joint filers.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December.

If you redeem your Fund shares, part of your redemption proceeds may represent your allocable share of the distributions made by a Fund relating to that tax year.  You will be informed annually of the amount and nature of a Fund’s distribution.  If you sell or exchange your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.  The Code limits the deductibility of capital losses in certain circumstances.

By law, a Fund must withhold, as backup withholding, a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding tax, or if the Internal Revenue Service instructs the Fund to do so.  Additional information concerning taxation of each Fund and its shareholders is contained in the SAI.  Tax consequences are not the primary consideration of the Fund when making its investment decision.

FINANCIAL HIGHLIGHTS

The Funds are newly organized and their shares have not previously been offered and therefore, the Funds do not have any financial history. Additional information about each Fund’s investments will be available in a Fund’s annual and semi-annual reports when they are prepared.

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PRIVACY POLICY

[TBD]

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USEFUL SHAREHOLDER INFORMATION

Trust. Santander AM Funds Trust consists of three funds.  The Funds are investment portfolios of Santander AM Funds Trust, an open-end series management investment company organized as a Delaware statutory trust.

Shareholder Reports (when available). Annual and semi-annual reports to shareholders provide additional information about the Funds’ investments. These reports include financial statements, a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information. The SAI provides more detailed information about each Fund. It is incorporated by reference into (and is legally a part of) this combined Prospectus.

How to Obtain Additional Information.

●
You can obtain shareholder reports or the SAI (without charge), make inquiries or request other information about the Funds by contacting the Transfer Agent at (xxx) xxx-xxxx, writing the Fund at Santander AM Funds Trust, c/o [  ], visiting the Funds’ website at www.[  ].com or calling your financial consultant.

●
You may review and copy information about a Fund, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. You may call the Commission at 1 (202) 551-8090 for information about the operation of the Public Reference Room. You also may access reports and other information about the Funds on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Fund’s file number.

If someone makes a statement about the Funds that is not in this Prospectus, you should not rely upon that information. Neither the Funds nor the Distributor is offering to sell shares of the Funds to any person to whom the Funds may not lawfully sell their shares.

How to Reach Santander AM Funds Trust

Please send all requests for information or transactions to:

Santander AM Funds Trust
c/o [TBD]

You may contact us by telephone at (xxx) xxx-xxxx.

You can also visit our website at:

www.[  ].com

Distributor

[TBD]

Investment Adviser

Santander Asset Management USA, LLC
[TBD]

Investment Company Act File Number: 811-22890

SUBJECT TO COMPLETION DATED SEPTEMBER 19, 2013

SANTANDER AM FUNDS TRUST

STATEMENT OF ADDITIONAL INFORMATION

[ ]

SANTANDER SELECT CONSERVATIVE FUND

Share Class	Ticker Symbol
Class A
Class C
Class I

SANTANDER SELECT MODERATE FUND

Share Class	Ticker Symbol
Class A
Class C
Class I

SANTANDER SELECT GROWTH FUND

Share Class	Ticker Symbol
Class A
Class C
Class I

2 Morrissey Boulevard
Dorchester, MA 02125
(617) 379-4329

Santander AM Funds Trust currently consists of three funds: Santander Select Conservative Fund, Santander Select Moderate Fund and Santander Select Growth Fund (each a “Fund” and, together with any other series of Santander AM Funds Trust established from time to time, the “Funds”).

Each of the Funds is an investment portfolio of Santander AM Funds Trust, an open-end series management investment company organized as a Delaware statutory trust.

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds’ current prospectus dated [ ], as supplemented from time to time (the “Prospectus”).  This SAI supplements and should be read in conjunction with the Prospectus.  A copy of the Prospectus may be obtained without charge by writing the Funds at the address, or by calling the toll-free telephone number, listed above.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH IS NOT A PROSPECTUS, IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Santander AM Funds Trust

Santander Select Conservative Fund

Santander Select Moderate Fund

Santander Select Growth Fund

TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS
Investment Objectives of the Funds
Investment Strategies and Risks of the Funds
Additional Investment Strategies and Risks of the Funds
Investment Restrictions
Portfolio Turnover

DISCLOSURE OF PORTFOLIO HOLDINGS

MANAGEMENT OF THE FUNDS
Board of Trustees
Officers of the Trust

PROXY VOTING POLICIES AND PROCEDURES

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

INVESTMENT ADVISORY AND OTHER SERVICES

PURCHASING AND REDEEMING SHARES

SALES CHARGES

DISTRIBUTION PLANS

COMPUTATION OF NET ASSET VALUE

TAX STATUS

PORTFOLIO TRANSACTIONS AND BROKERAGE

DESCRIPTION OF THE TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

APPENDIX A - Proxy Voting Policies and Procedures

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The Prospectus discusses the investment objectives of the Funds, as well as the primary strategies they employ to achieve those objectives.  Each Fund is an investment portfolio of Santander AM Funds Trust (the “Trust”), an open-end series management investment company organized as a Delaware statutory trust on [ ], 2013.  The discussion below supplements the information set forth in the Prospectus under the “Investment Objectives, Strategies and Risks” section.  References herein to the “Adviser” shall mean Santander Asset Management USA, LLC.  Capitalized terms used but not defined herein shall have the meanings given to them in the Prospectus.

Investment Objectives of the Funds

Santander Select Conservative Fund: To seek a high level of current income with some consideration given to growth of capital.

Santander Select Moderate Fund: To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Santander Select Growth Fund: To seek long-term growth of capital. Current income is not a consideration.

There is no assurance that a Fund’s investment objective will be achieved.  Additionally, since each Fund’s investment objective has been adopted as a non-fundamental investment policy, a Fund’s investment objective may be changed without a vote of shareholders.

Investment Strategies and Risks of the Funds

Each Fund is permitted to engage in the following investment practices to the extent set forth in the Prospectus. References to the “Fund” below are to each Fund, as applicable.

Diversification
The Fund is diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).  This means that, as to 75% of the Fund’s total assets, (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  However, diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security and if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a “diversified” fund.

Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security, either directly or via the underlying mutual funds in which the Fund invests, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy.  If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Recent Regulatory Events
Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies.  The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July

21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Recent Economic Events
Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Fund.  In response to the global financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist, including, without limitation, a weak consumer weighed down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation.  A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity.  There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU.  These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions. A return to unfavorable economic conditions could impair the Fund’s ability to execute its investment strategies.

Investment Company Securities
In accordance with Section 12(D)(1)(F) of the 1940 Act, the Fund currently intends to limit its investments in securities issued by other registered investment companies (except for money market funds) so that not more than 3% of the outstanding stock of any one investment company will be owned by the Fund, or its affiliated persons, as a whole.  This prohibition may prevent the Fund from allocating its investment in the manner the Adviser considers optimal.  The Fund’s strategy of indirect investment through other investment companies is non-fundamental and may therefore be changed, without shareholder approval, to a strategy of direct investment as a means to achieve its investment objectives.  As a shareholder of other investment companies, the Fund bears, along with other shareholders, its pro rata portion of the other investment company’s expenses, including management fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.  These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

As a complement to its primary strategy of investing in mutual funds, the Fund may also purchase shares of other types of investment companies, such as closed-end funds and exchange-traded funds (“ETFs”).  ETFs are open-end investment companies with shares that are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of management fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase and sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETF only in large blocks (typically, 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its shares directly from the ETF.

Equity Securities
The Fund may invest in equity securities through its investments in the shares of the underlying funds in which it invests (each an “Underlying Fund” together the “Underlying Funds”).  To a limited extent, the Fund may invest directly in equity securities consistent with the Fund’s investment objective and strategies.  An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  Equity securities, such as common stocks, represent shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time.

To the extent the Fund invests in the equity securities of small and medium-size companies, directly or through its investments in other mutual funds, it will be exposed to the risks of smaller capitalization companies.  Small and medium-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group.  In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Debt Securities
The Underlying Funds in which the Fund invests may invest in debt securities, including debt securities convertible into common stock.   Underlying Funds may invest in high-yield securities or “junk bonds” that are considered high risk.  Junk bonds are typically rated below “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” by Standard & Poor’s Ratings Group (“S&P”) or below investment grade by other recognized rating agencies.  The Fund may also invest in Underlying Funds that invest in unrated securities of comparable quality under certain circumstances.  Such bonds are subject to greater market fluctuations and greater risk of loss of income and principal than higher rated bonds for a variety of reasons, including:

●
Sensitivity to Interest Rate and Economic Change.  The economy and interest rates affect high-yield securities differently than other securities.  For example, the prices of high-yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaults, an Underlying Fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility or market prices of high-yield bonds and the Underlying Funds’ asset values.

●
Payment Expectations.  High-yield bonds present certain risks based on payment expectations.  For example, high-yield bonds may contain redemption and call provisions.  If an issuer exercises these provisions in a declining interest rate market, an Underlying Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors.  Conversely, a high-yield bond’s value will decrease in a rising interest rate market, as will the value of the Underlying Fund’s assets.  If an Underlying Fund experiences unexpected net redemptions, it may be forced to sell its high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund’s expenses can be spread and possibly reducing the Fund’s rate of return.

●	Liquidity and Valuation. To the extent that there is no established retail secondary market, there may be thin trading of high-yield bonds, and this may impact the Fund’s ability to accurately value high-yield bonds and may hinder the Fund’s ability to dispose of the bonds.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market.

●
Credit Ratings.  Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high-yield bonds.  Also, because credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, Underlying Funds must monitor the issuers of high-yield bonds in their portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds’ liquidity so the Fund can meet redemption requests.

Securities referred to as high-yield securities are deemed speculative with respect to the issuer’s capacity to pay interest and repay principal over a long period of time.  Special tax considerations are associated with investing in high-yield securities structured as zero coupon or “pay-in-kind” securities.  An Underlying Fund will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

The payment of principal and interest on most debt securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations.  An issuer’s obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

The ratings of S&P, Moody’s and other nationally recognized rating agencies represent their opinions as to the quality of debt securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

U.S. Government Obligations
The Fund may invest in mutual funds invested in various types of U.S. Government obligations.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.  U.S. Treasury obligations differ mainly in the length of their maturity.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.  The Fund will not be eligible to distribute exempt-interest dividends to its shareholders, even if its investments include mutual funds that hold U.S. Government or municipal obligations that generate tax-exempt interest.

[Borrowings
The Fund may borrow funds to meet redemptions, to increase its portfolio holdings of securities, or for other emergency purposes.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings).  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced.  The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by the Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations.  For example, leveraging may exaggerate the effect on the Fund’s NAV from any increase or decrease in the market value of the Fund’s portfolio.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than if borrowing were not used.]

Restricted and Illiquid Securities
The Fund may hold up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on the Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933, as amended (the “1933 Act”)), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the 1933 Act will be considered liquid if determined to be so under procedures adopted by the Board of Trustees (“Board”).

The 1940 Act provides that an Underlying Fund whose shares are purchased by the Fund is obliged to redeem shares held by the Fund only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days.  Thus, shares of an Underlying Fund held by the Fund in excess of 1% of the Underlying Fund’s securities are considered not readily marketable securities that together with other such securities, may not exceed 15% of the Fund’s net assets.  In some cases, an Underlying Fund may make payment of a redemption by the Fund by distributing securities from its portfolio instead of cash.  Thus it is possible that the Fund could hold securities distributed by an Underlying Fund until such time as the Adviser determines that it is appropriate to dispose of such securities.  Disposing of such securities could cause the Fund to incur additional costs.

Foreign Securities
The Fund may invest in securities of non-U.S. companies (“foreign securities”) via the Underlying Funds in which it invests.  Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities.  The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers.  These risks may include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest, limitations on the use or transfer of fund assets, political or social instability and adverse diplomatic developments.  The Fund or an Underlying Fund may be subject to foreign taxes on income generated by the foreign securities in which it invests.  The Fund will not be eligible to pass through to its shareholders a foreign tax credit for U.S. federal income tax purposes with respect to such foreign taxes paid by the Fund or an Underlying Fund.

In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad.  Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity.  Moreover, individual non-U.S. economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.  Furthermore, investing in foreign securities can carry higher returns and risks than those associated with domestic investments.  Foreign securities may be denominated in foreign currencies.  Therefore, the value in U.S. dollars of the Underlying Fund’s net assets and income may be affected by changes in exchange rates and regulations.

The internal politics of certain non-U.S. countries may not be as stable as that of the United States.  Governments in certain non-U.S. countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many non-U.S. countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners, could have a significant adverse effect upon the securities markets of such countries.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities held by an Underlying Fund, denominated in that currency.  Furthermore, the interest and dividends payable on certain foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may ultimately be available for distribution.

Other differences between investing in non-U.S. companies and U.S. companies include:

●	information is less publicly available;
●	there is a lack of uniform financial accounting standards applicable to foreign companies;
●	market quotations are less readily available;
●	there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks;
●	there is generally a lower foreign securities market volume;
●	it is likely that foreign securities may be less liquid or more volatile;
●	there are generally higher foreign brokerage commissions;
●	there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems; and
●	the mail service between countries may be unreliable.

Emerging Market Countries
The Fund may also invest in emerging market countries or developing countries via the Underlying Funds in which it invests.  Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital.  Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.  Furthermore, some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector.  In some countries, the government owns or controls many companies, including the largest in the country.  As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a portfolio and the value of its securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Derivative Securities
The Fund may be invested in derivative securities through the Underlying Funds in which it invests.  The Underlying Funds may invest in a wide range of derivatives, including call and put options, futures, and forward contracts, for hedging purposes as well as direct investment.  There are risks involved in the use of options and futures, including the risk that the prices of the hedging vehicles may not correlate perfectly with the securities held by the Underlying Funds. This may cause the futures or options to react differently from the Underlying Funds’ securities to market changes.  In addition, the investment advisers to the Underlying Funds could be incorrect in their expectations for the direction or extent of market movements.  In these events, the Underlying Funds could lose money on the options of futures contracts.  It is also not certain that a secondary market for positions in options or futures contracts will exist at all times in which event the Underlying Funds will not be able to liquidate their positions without potentially incurring significant transactions costs.

An Underlying Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates.  A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase.  Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell.  Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

When-Issued Purchases, Delayed Delivery and Forward Commitments
Certain Underlying Funds in which the Fund invests may purchase or sell particular securities with payment and delivery taking place at a later date.  The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. When any Underlying Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid high grade debt securities equal to the amount of the commitment in a segregated account.  Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Underlying Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Underlying Fund’s commitments.  It may be expected that the market value of the Underlying Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.  In addition, when the Underlying Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Underlying Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the NAV of the Underlying Fund starting on the day that Underlying Fund agrees to purchase the securities. An Underlying Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.  When the Underlying Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Underlying Fund’s assets.  Fluctuations in the market value of the underlying securities are not reflected in the Underlying Fund’s NAV as long as the commitment remains in effect.

Warrants
Many Underlying Funds have the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time.  Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them.  Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that the Underlying Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Industry or Sector Emphasis
The Fund may, from time to time, have larger investments in one market sector or industry via the Underlying Funds in which it invests.  To the extent that the Fund emphasizes one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a more broadly diversified fund.  The Fund may direct its investments to any sector or industry via the Underlying Funds in which it invests.  To the extent that an Underlying Fund focuses on one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a more broadly diversified fund.  The Adviser’s judgment about which sectors or industries offer the greatest potential for long-term financial reward will change over time.

Short-Term Investments
The Fund and Underlying Funds may invest in any of the following securities and instruments:

●
Money Market Mutual Funds.  The Fund and Underlying Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure.  Generally, money market funds seek to earn a high rate of income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

●
Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund and Underlying Funds may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objective and policies stated above and in its Prospectus, the Fund and Underlying Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

●
Commercial Paper and Short-Term Notes.  The Fund and Underlying Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.  The Fund’s investments in commercial paper and short-term notes, if any, will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in the Appendix.

●
Repurchase Agreements. Underlying Funds in which the Fund invests, as well as the Fund directly, may have a portion of their net assets in cash or cash equivalents for a variety of reasons, including waiting for a suitable investment opportunity or taking a defensive position.  To earn income on this portion of its net assets, the Fund may enter into repurchase agreements.  Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. Government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price.  The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement.  To the extent that the Fund is invested in these securities directly, the Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund’s ability to sell the underlying securities.  The Fund’s direct investments in repurchase agreements will be only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the Adviser has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Underlying Funds may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment.  A Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund’s obligation under the agreement, including accrued interest, in a segregated account with the Fund’s custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily.

The use of repurchase agreements by the Fund involves certain risks.  For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by the Fund not within the control of the Fund, and therefore the realization by the Fund on the collateral may be automatically stayed.  Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Cash Investments/Temporary Defensive Positions
In addition to the Underlying Funds, the Fund will also invest in cash or cash equivalents, such as money market mutual funds.  In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a substantial cash position of up to 100% of its total assets for an extended period of time.  The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash investments, given the risks the Adviser believes to be present in the market, are more likely to help the Fund achieve its investment objective than investing in additional Underlying Funds.  Moreover, when market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, invest any amount in cash, money market mutual funds, or similar short-term, investment grade securities such as U.S. government securities, repurchase agreements, commercial paper or certificates of deposit.  When the Fund takes such a temporary defensive position, it may not achieve its investment objective.  Additionally, for cash management purposes, the Fund may hold up to 100% of its total assets directly in cash or similar investments, but only after the Adviser has committed available assets to desirable investment opportunities.

[Commodity Futures Trading Commission (CFTC)
The Trust has filed, on behalf of each Fund, with the National Futures Association a claim in order to rely on relief granted to commodity pool operators ("CPOs") to fund-of-funds that cannot reasonably know whether indirect exposure to commodity interests would prevent them from meeting the CFTC Rule 4.5 exemption from registration as CPO.  This no-action relief postpones the compliance for fund-of-funds until six months from the date that the CFTC issues fund-of-fund guidance on the application of certain thresholds with respect to investments in commodities held by funds-of-funds. There is no certainty that a Fund or the Adviser will be able to rely on an exclusion in the future. A Fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a Fund or the Adviser operates subject to CFTC regulation, it may incur additional expenses.]

Investment Restrictions

There are two classes of investment restrictions to which the Trust is subject in implementing the investment policies of the Funds: (a) fundamental and (b) non-fundamental. Fundamental restrictions may only be changed by a vote of the lesser of; (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares. Non-fundamental restrictions are subject to change by the Board without shareholder approval.

When submitting an investment restriction change to the holders of a particular Fund’s outstanding voting securities, the matter shall be deemed to have been effectively acted upon if a majority of the outstanding voting securities of the Fund vote for the approval of the matter, notwithstanding: (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by the matter; and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust as a whole.

Restrictions (1) through restriction (7) are fundamental. Restrictions (8) through (12) are non-fundamental.

Fundamental

A Fund may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction (2) below may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.) In addition, unless a Fund is specifically excepted by the terms of a restriction:

(1) Concentration. A Fund may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(2) Borrowing. A Fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(3) Underwriting. A Fund may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of Fund securities.

(4) Real Estate. A Fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

(5) Commodities. A Fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(6) Loans. A Fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(7) Senior Securities. A Fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. For purposes of Fundamental Restriction No. 7, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.

Non-Fundamental

Unless a Fund is specifically excepted by the terms of a restriction, each Fund will not:

[(8) Knowingly invest more than 15% of the value of its net assets at the time of investment in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, which are not readily marketable.]

[(9) Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the Fund’s net assets would be: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales “against-the-box” are not subject to this limitation.]

[(10) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (7) as security for indebtedness any securities held by the Fund, except in an amount of not more than 10% of the value of the Fund’s total assets and then only to secure borrowings permitted by restrictions (2) and (9). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.]

[(11) Invest more than 10% of the value of the Fund’s net assets at the time of investment in a single Underlying Fund.]

[(12) Invest more than 15% of the value of the Fund’s net assets at the time of investment in Underlying Funds managed by the same investment adviser.]

[If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment’s percentage of the value of the relevant Fund’s total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the Adviser’s assessment of the security), or change in the percentage of portfolio assets invested in certain securities or other instruments, or change in the average duration of a Fund’s investment portfolio, resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until the Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that rating services assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.]

Portfolio Turnover

Purchases and sales of portfolio investments may be made as considered advisable by the Adviser in the best interests of the shareholders.  Each Fund’s portfolio turnover rate may vary from year-to-year, as well as within a year. A Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for a Fund. See “Portfolio Transactions and Brokerage” in this SAI.

For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted, on behalf of the Funds, policies and procedures relating to disclosure of each Fund’s portfolio securities. These policies and procedures are designed to protect the confidentiality of each Fund’s portfolio holdings information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board.  In addition, the Funds have policies in place to regulate the Board’s oversight of the disclosure of portfolio holdings.

The holdings of each Fund will be disclosed in quarterly filings with the SEC on Form N-Q as of the end of the first and third quarters of each Fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of each Fund’s fiscal year.  In addition, each Fund may disclose to the general public its holdings information on the Trust’s website at www.[   ].com no earlier than 10 calendar days after the end of each calendar month.

The Trust may disclose portfolio holdings information that is not publicly available (“Confidential Portfolio Information”) on a selective basis to certain persons, including shareholders of the Trust (including shareholders of record of indirect investments in a Fund through another fund managed by the Adviser), qualified potential shareholders as determined by the Adviser (including qualified potential shareholders who are considering an indirect investment in a Fund through another fund managed by the Adviser), and their consultants or agents (“Permitted Recipients”).  This information may be made available as soon as the business day following the date to which the information relates.

Except as otherwise noted, to receive Confidential Portfolio Information, Permitted Recipients must enter into a confidentiality agreement with the Adviser and the Trust that requires that the Confidential Portfolio Information be used solely for purposes determined by senior management of the Adviser to be in the best interest of the shareholders of the Fund to which the information relates.

If the Adviser becomes aware that a recipient has or is likely to violate the terms of a confidentiality agreement regarding Confidential Portfolio Information, the Adviser shall cease providing such information to such recipient.

If senior management of the Adviser identifies a potential conflict with respect to the disclosure of Confidential Portfolio Information between the interest of a Fund’s shareholders, on the one hand, and the Adviser or an affiliated person of the Adviser or the Fund, on the other, the Adviser is required to inform the Trust’s Chief Compliance Officer (“CCO”) of the potential conflict, and the CCO has the power to decide whether, in light of the circumstances, disclosure should be permitted under the circumstances. The CCO also is required to report her decision to the Board of Trustees.

In addition, the Trust may also disclose Confidential Portfolio Information on a selective basis if the CCO (or an officer designated by the CCO) approves the disclosure and determines that: (i) there is a legitimate business purpose for such disclosure; (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) the disclosure is in the best interests of Fund shareholders.

Notwithstanding the foregoing, Confidential Portfolio Information of the Funds may generally be made available more frequently and prior to its public availability to certain service providers (such as pricing services, proxy voting services, financial printers, pricing information vendors, third parties that deliver analytical, statistical, or consulting services, and other unaffiliated third parties that provide services and may require Confidential Portfolio

Information to provide services to the Funds), ratings and rankings agencies, fund affiliates and fiduciaries (such as (i) the Service Providers and their affiliates (in their capacities as investment adviser, administrator, and custodian); (ii) the Trust’s principal underwriter and distributor; and (iii) an accounting firm, an auditing firm, or outside legal counsel retained by the Service Providers, their affiliates, or a Fund) and as required by law.

The Adviser has primary responsibility for ensuring that a Fund’s portfolio holdings information is disclosed only in accordance with these policies. As part of this responsibility, the Adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

MANAGEMENT OF THE FUNDS

[TO BE UPDATED BY AMENDMENT]

Board of Trustees

The business and affairs of each Fund are managed under the direction of the Board.  The Board meets at least quarterly to review the investment performance of each Fund and other matters, including policies and procedures with respect to compliance with regulatory and other requirements.

Information About Each Board Member's Experience, Qualifications, Attributes or Skills.  Board members of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships, are shown below.  Unless otherwise noted, each Trustee has held each principal occupation and board membership indicated for at least the past five years.  Each Trustee’s mailing address is c/o Santander Asset Management USA, LLC, 2 Morrissey Boulevard, Dorchester, MA 02125.

Independent Trustees (1)

Name (Date of Birth)	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years

[ ] ([]/[]/[ ])	Trustee	since 2013	[ ]	[ ]	[ ]

[ ] ([]/[]/[ ])	Trustee	since 2013	[ ]	[ ]	[ ]

Interested Trustee
Name (Date of Birth)	Position(s) Held with the Trust	Term of Office(3) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years

Xiomara Corral ([]/[]/[ ])	Initial Trustee	since 2013	[ ]	[ ]	[ ]

(1) Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
(2) Each Trustee serves until resignation or removal from the Board.

Additional Information About the Trustees.

[ ] – [ ]

[ ] – [ ]

[ ] – [ ]

Additional Information About the Board’s Committees.

The Trust has an Audit Committee and a Valuation Committee.  The members of both the Audit Committee and the Valuation Committee consist of all the Independent Trustees, namely Mssrs. [ ] and [ ].  Mr. [ ] is the Audit Committee Chair and has been designated as the Audit Committee financial expert.

In accordance with its written charter, the Audit Committee’s primary purposes are: (1) to oversee the Trust’s accounting and financial reporting policies and practices, and its internal controls and procedures; (2) to oversee the quality and objectivity of the Trust’s and each Fund’s financial statements and the independent audit thereof; (3) to oversee the activities of the Trust’s CCO (the “CCO”); (4) to oversee the Trust’s compliance program adopted pursuant to Rule 38a-1 under the 1940 Act, and the Trust’s implementation and enforcement of its compliance policies and procedures thereunder; (5) to oversee the Trust’s compliance with applicable laws in foreign jurisdictions, if any; and (6) to oversee compliance with the Code of Ethics by the Trust and the Adviser.

The Audit Committee reviews the scope of the Funds’ audits, the Funds’ accounting and financial reporting policies and practices and its internal controls.  The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of the Funds’ independent registered public accounting firm and approves the compensation of the independent registered public accounting firm.  The Audit Committee also approves all audit and permissible non-audit services provided to the Funds by the independent registered public accounting firm and all permissible non-audit services provided by the Funds’ independent registered public accounting firm to the Adviser and any affiliated service providers if the engagement relates directly to the Funds’ operations and financial reporting.

The Valuation Committee also operates pursuant to a written charter.  The duties and powers, to be exercised at such times and in such manner as the Valuation Committee shall deem necessary or appropriate, are as follows:  (1) reviewing, from time to time, the Trust’s valuation policy and procedures (the “Valuation Policy”), which Valuation Policy serves to establish policies and procedures for the valuation of the Funds’ assets; (2) making any recommendations to the Trust’s audit committee and/or the Board regarding (i) the functioning of the Valuation Policy, or (ii) the valuation(s) of individual assets; (3) consulting with the Adviser regarding the valuation of the Funds’ assets, including fair valuation determinations of any such assets; (4) periodically reviewing information regarding fair value and other determinations made pursuant to the Trust’s valuation procedures; (5) reporting to the Board on a regular basis regarding the Valuation Committee’s duties; (6) making recommendations in conjunction with the Board’s annual (or other periodical) review of the Trust’s Valuation Policy; (7) periodically reviewing information regarding industry developments in connection with valuation of assets; and (8) performing such other duties as may be assigned to it, from time to time, by the Board.

Trustee Ownership of the Funds. The following table shows the dollar range of equity securities owned by the trustees in the Fund and in other investment companies overseen by the trustee within the same family of investment companies as of [December 31, 2013]. Investment companies are considered to be in the same family if they share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The information as to ownership of securities which appears below is based on statements furnished to the Fund by its Trustees and executive officers.

	Dollar Range of Equity Securities in the Funds(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
[ ]	[ ] [ ] [ ]	[ ] [ ] [ ]
[ ]	[ ] [ ] [ ]	[ ] [ ] [ ]
Interested Trustee

[ ]	[ ] [ ] [ ]	[ ] [ ] [ ]

[(1) As of December 31, 2013, none of the Trustees owned shares of the Funds because the Funds had not yet begun investment operations.  As of December 31, 2013, none of the Trustees owned shares of funds in the same family of investment companies as the Funds, because none of the funds in that family of investment companies had begun investment operations.]

[None of the independent trustees or their family members beneficially owned any class of securities of an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund, as of December 31, 2013.]

[Compensation of Board Members. Because the Trust is newly organized, the Trust has not yet paid any compensation to its Trustees. The following table illustrates amounts estimated to be paid for the Funds’ initial fiscal year. Each Trustee who is not an employee of the Adviser is compensated by an annual retainer. Each such Trustee’s compensation is invested in Santander Funds.  The Trust does not pay retirement benefits to its Trustees and officers.  A portion of the CCO’s salary may be paid by the Trust.  Other officers and interested Trustees of the Funds are not compensated by the Funds.]

Independent Trustees	Aggregate Compensation From Funds	Total Compensation From Fund Complex Paid to Trustee
[ ]	$[ ]	$[ ]
[ ]	$[ ]	$[ ]

The amounts in the preceding table are pro rated based on estimates for the Fund’s initial fiscal year.

Officers of the Trust
Name (Date of Birth) and Address (1)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
[Jose Manual Garcia de Sola Arriaga] ([]/[]/[ ])	President and Chief Executive Officer	since 2013	[ ]

[ ] ([]/[]/[ ])	Chief Compliance Officer	since 2013	[ ]

[Jose Manual Garcia de Sola Arriaga] ([]/[]/[ ])	Treasurer and Principal Financial Officer	since 2013	[ ]

[Xiomara Corral] ([]/[]/[ ])	Secretary	since 2013	[ ]

(1) Each Officer’s mailing address is c/o Santander Asset Management USA, LLC, 2 Morrissey Boulevard, Dorchester, MA 02125.
(2) The term of office of each officer is indefinite.

Codes of Ethics.  The Trust, the Adviser, and the Distributor each have adopted a code of ethics in accordance with Rule 17j-1 under the 1940 Act.  These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold.  The codes of ethics are on public file with, and are available from, the SEC.

PROXY VOTING POLICIES AND PROCEDURES

Attached as Appendix A is the summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other.  This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed.  However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes.  For that reason, there may be instances in which votes may vary from the guidelines presented.  Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Funds’ investment objectives.  Information on how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 will be available without charge, (1) upon request, by calling (855) 609-3680, and (2) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, no person beneficially owned of record more than 5% of the outstanding shares of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

Santander Asset Management USA, LLC is the Adviser of the Funds.  The Adviser was organized as a Delaware limited liability company in 2013. The managing member of the Adviser is [ ].  [ ], Chief Executive Officer and President of the Adviser, [ ], Chief Operating Officer of the Adviser, and [ ], General Counsel of the Adviser, are affiliated persons of the Trust.

Santander Asset Management USA, LLC serves as the Adviser of each Fund pursuant to an investment advisory agreement dated as of [ ].  The investment advisory agreement has an initial term of two years from its effective date and continues in effect with respect to each Fund (unless terminated sooner) if its continuance is specifically approved at least annually by the affirmative vote of: (i) a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and (ii) a majority of the Board or the holders of a majority of the outstanding voting securities of each Fund. The investment advisory agreement may nevertheless be terminated at any time without penalty, on 60 days' written notice, by the Board, by vote of holders of a majority of the outstanding voting securities of each Fund, or by the Adviser.  The investment advisory agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

The investment advisory agreement provides that the Adviser shall manage the operations of each Fund, subject to policies established by the Board.  Pursuant to the investment advisory agreement, the Adviser manages each Fund’s investment portfolio, directs purchases and sales of portfolio securities and reports thereon to a Fund’s officers and Board regularly.  The Adviser also provides the office space, facilities, equipment and personnel necessary to perform the following services for each Fund: SEC compliance, including record keeping, reporting requirements and registration statements and proxies; supervision of Fund operations, including custodian, accountants and counsel and other parties performing services or operational functions for each Fund; certain administrative and clerical services, including certain accounting services, facilitation of redemption requests, exchange privileges, account adjustments, development of new shareholder services and maintenance of certain books and records; and certain services related to each Fund’s shareholders, including assuring that investments and redemptions are completed efficiently, responding to shareholder inquiries, and maintaining a flow of information to shareholders. In addition, the Adviser pays the compensation of each Fund’s officers, employees and Trustees affiliated with the Adviser.  Each Fund bears all other costs of its operations, including the compensation of its Trustees not affiliated with the Adviser.

As compensation for its services, each Fund pays the Adviser a fee, computed daily and paid monthly in arrears, at the annual rate of [ ]% of each Fund’s average daily net assets.

Under the terms of the investment advisory agreement, neither the Adviser nor its affiliates shall be liable for losses or damages incurred by a Fund, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of either the Adviser or its affiliates or from reckless disregard by it of its obligations and duties under the management contract (“disabling conduct”).  In addition, the Funds will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

In rendering investment advisory services, the Adviser expects to use the resources of [ ] ("[ ]"), an affiliate of the Adviser.  [ ] is not registered with the SEC as an investment adviser under the Advisers Act.  [ ] has entered into a Memorandum of Understanding ("MOU") with the Adviser pursuant to which [ ] is considered a "Participating Affiliate" of the Adviser as that term is used in relief granted by the staff of the Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management and trading resources of advisory affiliates subject to the supervision of a registered adviser. Investment professionals from [ ] may render portfolio management, research or trading services to clients of the Adviser, including the Fund, as Affiliated Associated Persons of the Adviser under the MOU, and are subject to supervision by the Adviser.

Portfolio Managers

Mr. [ ], [ ] and [ ] are primarily responsible for the day-to-day management of the Funds. The following tables set forth certain additional information with respect to Mr. [ ], Mr. [ ] and Ms. [ ].  The information is as of [ ], 2013.

Other Accounts Managed by the Portfolio Managers

In addition to the Funds, the table below identifies the number of accounts for which Mr. [ ], Mr. [ ] and Ms. [ ] have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets
[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

The table below identifies the number of accounts for which Mr. [ ], Mr. [ ], and Ms. [ ] have day-to-day management responsibilities and the total assets in such accounts with respect to which the advisory fee is based on the performance of the account, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies for which the Adviser receives a performance-based fee		Other Pooled Investment Vehicles managed for which the Adviser receives a performance-based fee		Other Accounts managed for which the Adviser receives a performance-based fee
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Potential Conflicts of Interest

The Adviser and the Funds have adopted compliance policies and procedures that are designed to avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.  The Adviser attempts to address these potential conflicts of interest through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes.  The Adviser has adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple Funds. The Adviser’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are averaged as to price and allocated between the Funds in a manner that is equitable to each Fund and in accordance with the amount being purchased or sold by each Fund.  Trade allocations are reviewed on a periodic basis as part of the Adviser’s trade oversight procedures in an attempt to ensure fairness over time across Funds and to monitor whether any Fund is systematically favored over time.  There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Funds will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention.  A portfolio manager who is responsible for managing multiple Funds may devote unequal time and attention to the management of those Funds.  As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of the Funds as might be the case if he were to devote substantially more attention to the management of a single Fund.  The effects of this potential conflict may be more pronounced where Funds overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.  If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple Funds, the opportunity may be allocated among these several Funds, which may limit a Fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies.  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the Funds for which he exercises investment responsibility, or may decide that certain of the Funds should take differing positions with respect to a particular security.  In these cases, the portfolio manager may place separate transactions for one or more Funds which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other Funds.

Selection of Brokers/Dealers.  Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds that they supervise.  In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), which may result in the payment of higher brokerage fees than might have otherwise been available.  These services may be more beneficial to certain Funds than to others.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of Funds than for others.  In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of Funds that provide greater overall returns to the Adviser and its affiliates.

Variation in Compensation.  A conflict of interest may arise where the financial or other benefits available to a portfolio manager differ among the Funds that he manages.  If the structure of the Adviser’s management fee and/or a portfolio manager’s compensation differs among Funds (such as where certain Funds pay higher management fees), a portfolio manager might be motivated to help certain Funds over others.  A portfolio manager might be motivated to favor Funds in which he has an interest or in which the Adviser and/or its affiliates have interests.  Similarly, the desire to maintain or raise assets under management or to enhance a portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence a portfolio manager to lend preferential treatment to those funds that could most significantly benefit a portfolio manager.

Portfolio Manager Compensation

[Portfolio managers receive a base salary and may also receive a bonus.  Compensation of a portfolio manager is determined at the discretion of the Adviser.  It may be based on a number of factors including the portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and the consistency with which he or she demonstrates kindness to other employees, trading counterparties, vendors, and clients.  As a firm focused on beta, the compensation of portfolio managers is not based upon the performance of  client accounts that the portfolio managers manage.  The Adviser reviews the compensation of each portfolio manager at least annually.]

Portfolio Manager Securities Ownership

None of the portfolio managers listed in the above table beneficially owned any shares of either Fund as of the date of this SAI because the Funds had not yet begun investing.

Principal Underwriter

Subject to the conditions described in the “Shareholder Information” section of the Prospectus, shares of the Funds are offered on a continuous basis through the Distributor, located at [ ], as distributor pursuant to a distribution agreement (the “Distribution Agreement”) between the Distributor and the Funds. Pursuant to the Distribution Agreement, the Distributor shall devote its best efforts to effect sales of shares of the Funds but shall not be obligated to sell any certain number of shares.  Other than payments pursuant to the Rule 12b-1 plan discussed below, the Distributor receives no compensation from the Funds for distribution of the Funds’ shares.

Other Service Providers

Administrator

The Trust has entered into an administration agreement dated [ ], with [ ] (the “Administrator”) pursuant to which the Administrator provides administrative services to the Funds. The Administrator is responsible for (i) the general administrative duties associated with the day-to-day operations of the Funds; (ii) conducting relations with the custodian, independent registered public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and (iv) providing necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds. In performing its duties and obligations under the Administration Agreement, the Administrator shall not be held liable except in the case of its bad faith, negligence or willful misconduct in the performance of its duties.

Transfer Agent/Dividend Disbursing Agent

[ ]is the Transfer Agent for the Funds’ shares and the dividend disbursing agent for payment of dividends and distributions on Fund shares. The principal business address of the Transfer Agent is [ ].

Custodian

[ ] (the “Custodian”), located at [ ], serves as the custodian for the Funds. As such, the Custodian holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, the Custodian receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Funds and calculates the total NAV, total net income and NAV per share of each Fund on a daily basis.

Independent Registered Public Accounting Firm

[ ] (“[ ]”) serves as each Fund’s independent registered public accountant.  [ ]provides audit services and assistance and consultation in connection with the review of SEC filings and certain tax compliance services.  [ ]is located at [ ].

Counsel

K&L Gates LLP serves as counsel to the Funds, and is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111-2950

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases.  Fund shares are offered for sale only in states where they are registered.  Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter.  Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any.  The Fund receives the net asset value.  The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling

Fund shares.  The sales charge table in the Prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.  The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges.”

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant.  In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account.  However, such account will be subject to the right of redemption by a Fund as described below.

Class I Share Purchases.   Class I shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Santander and its affiliates; certain persons affiliated with Santander and certain Fund service providers; current and retired members of Santander Fund Boards; employees of Santander and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.

Suspension of Sales.  The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time.  In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares. The Class A and Class C Distribution Plans (“Plans”) may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time.  Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions.  The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than the amounts set forth in the Prospectus.  Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase.  However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities.  The securities so distributed would be valued pursuant to the valuation procedures described in this SAI.  If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan.  The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held.  The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss.  Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution.  Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices.  A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares.  The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places.  In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

SALES CHARGES

Dealer Commissions.  The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter.  In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares.  In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries.  The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice.  During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

CDSC Waiver.  The CDSC applicable to Class C shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the IRS to the balance of Class C shares in your account.  Any new or revised sales charge or CDSC waiver will be prospective only.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired members of Santander Fund Boards; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Santander, its affiliates and other investment advisers and sub-advisers (if any) of Santander sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.  Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares on a no-load basis as described in the Prospectus; to HSAs (Health Savings Accounts); and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, and (4) to officers and employees of a Fund’s custodian and transfer agent.  Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries.  Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale.  Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums.  In addition to waivers described in the Prospectus, minimum investment amounts are waived for current and retired members of Santander Fund Boards, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Santander, its affiliates and other investment advisers and sub-advisers (if any) to the Santander family of funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.  The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent.

Statement of Intention.  If it is anticipated that $[ ] or more of Class A shares and shares of other funds exchangeable for Class A shares of another Santander fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum.  Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement.  If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares ([ ]% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested.  A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention.  If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference.  If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, the shareholder must notify the transfer agent or, if shares are held in a street name account, the financial intermediary prior to the expiration date of the Agreement in order for such lower sales charge to apply to purchases under the Statement.  Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder.  This refund will be made by the financial intermediary and the principal underwriter.  If at the time of the recomputation, the financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current financial intermediary for the account.  If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.

Right of Accumulation.  Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder.   The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate.  Share purchases eligible for the right of accumulation are described under “Sales Charges” in the Prospectus.  For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege.  Confirmation of the order is subject to such verification.  The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Tax-Deferred Retirement Plans.  Shares may be available for purchase in connection with certain tax-deferred retirement plans.  Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter.  This information should be read carefully and consulting with an attorney or tax adviser may be advisable.  The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan.  Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter.  Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION PLANS

The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons.  The distribution and service fees payable under the Class A Plan shall not exceed [ ]% of the average daily net assets attributable to Class A shares for any fiscal year.  Class A distribution and service fees are paid monthly in arrears.

The Trust also has in effect a compensation-type Distribution Plan for each Fund's Class C shares (the “Class C Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act.  Pursuant to the Class C Plan, Class C pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding [ ]% of its average daily net assets to finance the distribution of its shares.  Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expense.  The principal underwriter is entitled to receive all distribution fees and CDSCs paid or payable with respect to Class C shares, provided that no such payments will be made that would cause the Class to exceed the maximum sales charge permitted by FINRA's NASD Conduct Rule 2830 (d).

The Class C Plan also authorizes the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of [ ]% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts.  For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to []% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to [ ] of [ ]% of the value of Class C shares sold by such dealer.  During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders.  The Santander organization may profit by reason of the operation of a Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to a Plan exceeds the total expenses incurred in distributing Fund shares.

A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office.  A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class.  Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required.  A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees.  So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees.  The Trustees, including the Plan Trustees, initially approved the current Plan(s) on April 22, 2013 for each Fund.  Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

COMPUTATION OF NET ASSET VALUE

Each Fund values its shares once each day only when the Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time).  The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of Fund holdings.  When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order by the close of regular trading on the Exchange in order for the purchase price or the redemption price to be based on that day's net asset value per share.  It is the financial intermediary's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain intermediaries (or their designated intermediaries).

The NAV per share is determined by dividing the value of Fund securities (consisting primarily of shares of other mutual funds), cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV per share).  The NAV per share takes into account the expenses and fees of a Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The assets of a Fund consist primarily, if not exclusively, of shares of Underlying Funds valued at their respective NAVs per share.  There may be situations when a Fund is unable to receive an NAV per share from an Underlying Fund.  In such case, shares of an Underlying Fund will be valued at their fair market value as determined in good faith by the Board.  Most Underlying Fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  Certain short-term securities are valued on the basis of amortized costs.  If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an Underlying Fund, or if the value of a security held by an Underlying Fund has been materially affected by events occurring after the close of the applicable Exchange or market on which the security is principally traded, that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the Underlying Funds’ Boards of Directors or Trustees.

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.

TAX STATUS

The following is a summary of certain tax considerations generally affecting each Fund and its shareholders.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here are not intended as substitutes for careful tax planning.  You should consult your personal tax advisor to determine the consequences of state, local, and foreign taxes, and for a more detailed assessment of federal tax consequences for your particular circumstances.

Election to be Taxed as a Regulated Investment Company
Each Fund intends to be treated and qualify each year as a regulated investment company under Subchapter M of the Code.  As a regulated investment company, each Fund generally pays no federal income tax on the income and gain it distributes to shareholders.  The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.  In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to shareholders will be taxed as ordinary dividend income to the extent of a Fund’s earnings and profits.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

(a)           derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from interests in qualified publicly traded partnerships (as defined below);

(b)           distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

(c)           diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships.

Because each Fund will invest only in Underlying Funds that are also regulated investment companies, each Fund expects to satisfy both the qualifying income and asset diversification requirements each year.

Distributions of Net Investment Income
Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to shareholders.  For individual shareholders, any distributions by a Fund from such income will be taxable as ordinary income or, in some circumstances under current law, qualified dividend income, whether shareholders receive them in cash or in additional shares.

Distributions of Capital Gain
Each Fund may derive capital gain or loss in connection with sales or other dispositions of its interests in the Underlying Funds.  Distributions of net short-term capital gain will be taxable as ordinary income.  Distributions from net long-term capital gain reported by a Fund as such will be taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund.  Distributions of the Underlying Fund’s net short-term capital gain will be ordinary income to a Fund, and, in turn to its shareholders, upon its distribution by the Fund.  Distributions of an Underlying Fund’s net long-term capital gain to a Fund will be long-term capital gain to the Fund, and, in turn, to its shareholders upon its distribution by the Fund, regardless of how long a shareholder has held shares in the Fund.  Any net capital gain realized by a Fund generally will be distributed at least annually, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.  However, no Fund can give assurances that its distributions will be sufficient to eliminate all taxes at the Fund level.

A Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of a pro rata share of such gain, with the result that each shareholder will: (i) be required to report such pro rata share of such gain as long-term capital gain; (ii) receive a refundable tax credit for the pro rata share of tax paid by the Fund on the gain; and (iii) increase the tax basis for the Fund shares by an amount equal to the deemed distribution less the tax credit. A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in Fund shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

Information on the Tax Character of Distributions
Each Fund will inform its shareholders of the amount of ordinary income and capital gain dividends at the time they are paid, and will advise its shareholders of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year.  Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a shareholder’s investment. Such distributions are likely to occur with respect to shares purchased at a time when a Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses.

Excise Tax Distribution Requirements
To avoid federal excise taxes, the Code requires a Fund to distribute to shareholders by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its realized capital gain earned during the twelve-month period ending October 31; and 100% of any undistributed and untaxed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case shareholders will be treated as if they received such distribution in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares
Redemptions (including redemptions “in-kind”) of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, you may recognize gain or loss on your redemption or exchange depending on whether your redemption proceeds exceed or are less than your tax basis in the shares redeemed.  If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.

Any loss incurred on the redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.  All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

A Fund (or its administrative agent) is required to report to the IRS and furnish to shareholders the cost basis information and holding period for shares purchased on or after January 1, 2012, and redeemed by the Fund on or after that date. A Fund will permit its shareholders to elect from among several permitted cost basis methods. In the absence of an election, a Fund will use average cost as its default cost basis method. The cost basis method you elect may not be changed with respect to a redemption of shares after the settlement date of the redemption. You should consult with your tax advisors to determine the best permitted cost basis method for your tax situation and to obtain more information about how the cost basis reporting rules apply to you.

U.S. Government Securities
Some states grant tax-free status to dividends paid to you from interest earned on certain U.S. Government securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund.  Investments in bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.  A Fund will not be eligible to pass through the tax exempt character of interest that the Fund or an Underlying Fund may earn from investments in U.S. Government Securities.

Dividends-Received Deduction for Corporations
Under current law, if you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by a Fund may qualify for the dividends-received deduction. Provided certain holding period and other requirements are met, you may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends reported by a Fund as eligible for such treatment.  All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities
An Underlying Fund may invest in complex securities that may be subject to numerous special and complex tax rules.  These rules could affect whether gain or loss recognized by an Underlying Fund is treated as ordinary or capital, or as interest or dividend income.  These rules could also accelerate the recognition of income to an Underlying Fund (possibly causing the Underlying Fund to sell securities to raise the cash for necessary distributions) and/or defer the Underlying Fund’s ability to recognize a loss, and, in limited cases, subject the Underlying Fund to U.S. federal income tax on income from certain foreign securities.  These rules could therefore affect the amount, timing or character of the income distributed by an Underlying Fund to a Fund and, accordingly, by a Fund to you.

Investment in Foreign Securities
An Underlying Fund may invest in foreign securities and may be subject to foreign taxes on income generated by such foreign securities.  A Fund may be able to pass through to its shareholders a foreign tax credit for U.S. federal income tax purposes with respect to such foreign taxes paid by the Underlying Fund.

Backup Withholding
Under the Code, each Fund will be required to report to the IRS all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies the Fund that such backup withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide a Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal tax liability if proper documentation is provided.  A Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

Consult Your Tax Advisor
Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.  The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Foreign shareholders, including shareholders who are nonresident alien individuals, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by any applicable treaty.  In addition, if the requirements of recently enacted legislation (known as FATCA) are not met, the United States may impose a 30% U.S. withholding tax on certain foreign financial institutions and other foreign entities with respect to distributions on and proceeds from the sale or disposition of shares in a Fund.  FATCA withholding will generally apply to payments of dividends made on or after June 30, 2014 and payments of gross proceeds from sales of shares made on or after January 1, 2017.  Shareholders should consult their tax advisors regarding the possible implications of this legislation as well as the other U.S. federal, state, local and foreign tax consequences of an investment in our shares.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such changes could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to a Fund and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of a Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

The advice herein was prepared for a Fund.  Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In connection with its duties to arrange for the purchase and sale of portfolio securities, the Adviser will select such broker-dealers who will, in the Adviser’s judgment, implement each Fund’s policy to achieve best execution at the best available price.  Consistent with the rules of the Financial Industry Regulatory Authority, Inc., the Adviser will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality is comparable to that available from other qualified broker-dealers, subject to seeking the best available price and execution available and such other policies as the Board may determine.

When allocating transactions to broker-dealers, the Adviser is authorized to consider in determining whether a particular broker-dealer will provide best execution, the broker-dealer’s reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the manager determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services (as defined in Section 28(e) of the Exchange Act) provided by the broker-dealer, viewed either in terms of the particular transaction or the Adviser’s overall responsibilities as to the accounts as to which it exercises investment discretion.  If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the Adviser is authorized in making such allocation, to consider, whether a broker-dealer has provided research services, as further discussed below.  Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities, and may also include comparison of the performance of a Fund to the performance of various indices and investments for which reliable performance data is available and similar information prepared by recognized mutual fund statistical services.  Each Fund recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Fund or other accounts of the Adviser and that such research received by such other accounts may or may not be useful to the Fund.

The Adviser will cause each Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that a better price or execution may be obtained by paying such commissions.  Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and principal transactions placed through broker-dealers include a spread between the bid and asked prices.

Under the 1940 Act, each Fund may not purchase portfolio securities from any underwriting syndicate of which the Distributor, as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereunder.  These conditions relate, among other things, to the reasonableness of the broker-dealer spread, the amount of securities that may be purchased from any one issuer, and the amount of each Fund’s assets that may be invested in a particular issue.  The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Board, including a majority of the Trustees who are not interested persons of the Trust as defined by the 1940 Act.

The Board will review quarterly the Adviser’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund.  Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by each Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices in the industry.

DESCRIPTION OF THE TRUST

The Trustees are responsible for the management and supervision of the Trust. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a Fund or other series of the Trust with or without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized the series listed on Schedule A to the Declaration of Trust. Additional series may be added in the future. The Trustees also have authorized the issuance of three classes of shares for each Fund, designated as Class A, Class C and Class I. Additional classes of shares may be authorized in the future.

The shares of each class of each Fund represent an equal proportionate interest in the net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any. The different classes of a Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by a Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that: (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class; and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the IRS imposes with respect to the multiple- class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of a majority of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

In the event of liquidation, shareholders of each Class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

The Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Declaration of Trust further provides for indemnification out of each Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust of the Trust provides for indemnification by the Trust of Trustees and officers of the Trust, however, such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Each Fund reserves the right to reject any purchase order application that conflicts with the Fund’s internal policies or the policies of any regulatory authority. The Funds do not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the Fund from which a redemption was made or dividend paid. Information provided on the account application may be used by the Funds to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify the transfer agent of a different intent. A shareholder’s account is governed by the laws of the State of Delaware. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Shares of the Funds generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates.

FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm

[TO BE ADDED BY AMENDMENT]

Statement of Assets and Liabilities

[TO BE ADDED BY AMENDMENT]

Statement of Operations

[TO BE ADDED BY AMENDMENT]

Notes to Financial Statements

[TO BE ADDED BY AMENDMENT]

APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES

Santander Asset Management USA, LLC
Proxy Voting Policies and Procedures

[TBD]

PART C.  OTHER INFORMATION

Item 28.                      Exhibits

(a)	(1)	Certificate of Trust of the Registrant, dated as of September 18, 2013, filed herewith.

	(2)	Agreement and Declaration of Trust of the Registrant, dated as of September 18, 2013, filed herewith.

(b)		Bylaws of the Registrant, filed herewith.

(c)		Not applicable.

(d)		Investment Management Agreement, to be filed by amendment.

(e)	(1)	Form of Distribution Agreement between the Registrant and [____] (the “Distributor”), to be filed by amendment.

	(2)	Form of Selling Agreement, to be filed by amendment.

(f)		Not applicable.

(g)		Custody Agreement, to be filed by amendment.

(h)	(1)	Administration Agreement, to be filed by amendment.

	(2)	Transfer Agency Agreement, to be filed by amendment.

	(3)	Expense Limitation Agreement, to be filed by amendment.

(i)		Opinion and consent of counsel, to be filed by amendment.

(j)		Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(k)		Not applicable.

(l)		Agreement for providing initial capital, to be filed by amendment.

(m)		Rule 12b-1 Plan, to be filed by amendment.

(n)		Rule 18f-3 Plan, to be filed by amendment.

(o)		Reserved.

(p)	(1)	Code of Ethics of Santander AM Funds Trust, to be filed by amendment.

	(2)	Code of Ethics of Santander Asset Management USA, LLC, to be filed by amendment.

	(4)	Code of Ethics of the Distributor, to be filed by amendment.

Item 29.   Persons Controlled by or under Common Control with Registrant

 None.

Item 30.   Indemnification

The Registrant's Agreement and Declaration of Trust, filed herewith and incorporated hereto by reference, contains provisions limiting the liability, and providing for indemnification, of the Trustees, officers, employees and other “Covered Persons” (including their respective heirs, assigns, successors or other legal representatives) to the fullest extent permitted by law, including advancement of payments of all expenses incurred in connection with the preparation and presentation of any defense (subject to repayment obligations in certain circumstances).

The Registrant’s Distribution Agreement and Form of Selling Agreement, to be filed by amendment, are expected to contain provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Further, the Investment Management Agreement with Santander Santander Asset Management USA, LLC, to be filed by amendment, is expected to contain provisions limiting the liability, and providing for indemnification, of Santander Asset Management USA, LLC,and its personnel under certain circumstances.

Registrant's Trustees and officers are expected to be insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Advisor

Santander Asset Management USA, LLC, is a Delaware limited liability company that offers investment management services and is a registered investment adviser.  Santander Asset Management USA, LLC, is the investment adviser to portfolios of the Santander AM Funds Trust.  Santander Asset Management USA, LLC,offices are located at 2 Morrissey Boulevard, Dorchester, Massachusetts.  Information as to the officers and directors of Santander Asset Management USA, LLC,is included in its current Form ADV (File No. 801-[--]) filed with the SEC.

Item 32.  Principal Underwriter

[To be provided by amendment.]

Item 33.   Location of Accounts and Records

All accounts, books and other documents required by Rule 31(a) under the Investment Company Act of 1940 are maintained at the offices, as applicable of: (1) the Registrant, (2) Santander Asset Management USA, LLC, (3) the Registrant’s custodian, and (4) the Registrant’s administrator.

1.	Santander AM Funds Trust
2 Morrissey Boulevard
Dorchester, Massachusetts 02125

2.	Santander Asset Management USA, LLC
2 Morrissey Boulevard
Dorchester, Massachusetts 02125

3.	[Custodian] [To be provided by amendment.]
[Address]
[Address]

4.	[Administrator] [To be provided by amendment.]
[Address]
[Address]

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 18th of September, 2013.

SANTANDER AM FUNDS TRUST

By:	/s/ Xiomara Corral
Xiomara Corral
Initial Trustee/Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature /s/ Jose Manuel Garcia de Sola Arriaga	Title	Date
Jose Manuel Garcia de Sola Arriaga	President (Principal Executive Officer)	September 18, 2013
/s/ Xiomara Corral
Xiomara Corral	Initial Trustee, Secretary	September 18, 2013
/s/ Jose Manuel Garcia de Sola Arriaga
Jose Manuel Garcia de Sola Arriaga	Treasurer (Principal Financial Officer)	September 18, 2013

INDEX TO EXHIBITS

(a)	(1)	Certificate of Trust of the Registrant, dated as of September 18, 2013.

	(2)	Agreement and Declaration of Trust of the Registrant, dated as of September 18, 2013.

(b)		Bylaws of the Registrant.